UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-03605
Northern Institutional Funds
(Exact name of registrant as specified in charter)

50 South LaSalle Street
Chicago, IL 60603
(Address of principal executive offices) (Zip code)
Name and Address of Agent for Service:
Michael D. Mabry
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, Pennsylvania 19103
with a copy to:
Kevin P. O’Rourke
Jose J. Del Real, Esq.
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603
Registrant's telephone number, including area code:
(800) 637-1380
Date of fiscal year end:
November 30
Date of reporting period:
November 30, 2024
Item 1. Reports to Stockholders.
(a) Copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (the “1940 Act”) (17 CFR 270.30e-1).

LIQUID ASSETS PORTFOLIO
SHARES/NILAP
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the Liquid Assets Portfolio (the “Portfolio”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[1]
LIQUID ASSETS PORTFOLIO (SHARES/NILAP)	$3	0.03%
[1]	Reflects applicable expense reimbursements and fee waivers.
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
LIQUID ASSETS PORTFOLIO (SHARES/NILAP)	5.41%	2.47%	1.79%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$2,120,831
Total number of portfolio holdings	51
Total net advisory fees paid (in thousands)	$46
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	66.2%
U.S. Government Agencies	18.4%
U.S. Government Obligations	16.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/institutional-liquid-assets-portfolio#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

U.S. GOVERNMENT PORTFOLIO
SHARES/BNGXX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the U.S. Government Portfolio (the “Portfolio”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX)	$26	0.25%
[1]	Reflects applicable expense reimbursements and fee waivers.
Portfolio Performance
The following graph assumes an initial $5,000,000 investment in the Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $5,000,000
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT PORTFOLIO (SHARES/BNGXX)	5.16%	2.26%	1.56%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$23,036,216
Total number of portfolio holdings	120
Total net advisory fees paid (in thousands)	$46,333
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	51.0%
U.S. Government Agencies	33.5%
U.S. Government Obligations	15.0%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

U.S. GOVERNMENT SELECT PORTFOLIO
SERVICE SHARES/BSCXX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX)	$17	0.17%
[1]	Reflects applicable expense reimbursements and fee waivers.
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Service Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT SELECT PORTFOLIO (SERVICE SHARES/BSCXX)	5.22%	2.30%	1.60%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$32,385,321
Total number of portfolio holdings	122
Total net advisory fees paid (in thousands)	$44,231
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	48.9%
U.S. Government Agencies	31.9%
U.S. Government Obligations	16.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

U.S. GOVERNMENT SELECT PORTFOLIO
SHARES/BGSXX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX)	$17	0.17%
[1]	Reflects applicable expense reimbursements and fee waivers.
Portfolio Performance
The following graph assumes an initial $5,000,000 investment in the Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $5,000,000
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT SELECT PORTFOLIO (SHARES/BGSXX)	5.22%	2.30%	1.60%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$32,385,321
Total number of portfolio holdings	122
Total net advisory fees paid (in thousands)	$44,231
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	48.9%
U.S. Government Agencies	31.9%
U.S. Government Obligations	16.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

U.S. GOVERNMENT SELECT PORTFOLIO
SIEBERT WILLIAMS SHANK SHARES/WCGXX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the U.S. Government Select Portfolio (the “Portfolio”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX)	$17	0.17%
[1]	Reflects applicable expense reimbursements and fee waivers.
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Siebert Williams Shank Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
U.S. GOVERNMENT SELECT PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/WCGXX)	5.22%	2.30%	1.60%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$32,385,321
Total number of portfolio holdings	122
Total net advisory fees paid (in thousands)	$44,231
TYPE OF SECURITY AS A % OF NET ASSETS
Repurchase Agreements	48.9%
U.S. Government Agencies	31.9%
U.S. Government Obligations	16.2%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

TREASURY PORTFOLIO
PREMIER SHARES/NTPXX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
TREASURY PORTFOLIO (PREMIER SHARES/NTPXX)	$21	0.20%
[1]	Reflects applicable expense reimbursements and fee waivers.
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Premier Shares class of the Portfolio at inception on August 1, 2016 and compares the initial and subsequent account values at the end of each of the completed fiscal years since inception.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	Since Inception
TREASURY PORTFOLIO (PREMIER SHARES/NTPXX)	5.18%	2.28%	1.90%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$88,102,728
Total number of portfolio holdings	86
Total net advisory fees paid (in thousands)	$104,587
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	49.3%
Repurchase Agreements	45.6%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

TREASURY PORTFOLIO
SHARES/NITXX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
TREASURY PORTFOLIO (SHARES/NITXX)	$15	0.15%
[1]	Reflects applicable expense reimbursements and fee waivers.
Portfolio Performance
The following graph assumes an initial $5,000,000 investment in the Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years.
GROWTH OF $5,000,000
Average Annual Total Returns	1 year	5 years	10 years
TREASURY PORTFOLIO (SHARES/NITXX)	5.23%	2.32%	1.63%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$88,102,728
Total number of portfolio holdings	86
Total net advisory fees paid (in thousands)	$104,587
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	49.3%
Repurchase Agreements	45.6%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

TREASURY PORTFOLIO
SIEBERT WILLIAMS SHANK SHARES/SWSXX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the Treasury Portfolio (the “Portfolio”) for the period of December 1, 2023 to November 30, 2024. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1]
TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX)	$15	0.15%
[1]	Reflects applicable expense reimbursements and fee waivers.
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Siebert Williams Shank Shares class of the Portfolio and compares the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years. Siebert Williams Shank Shares commenced operations on December 22, 2021. Performance of Siebert Williams Shank Shares prior to that date is for the Fund’s Shares class. Siebert Williams Shank Shares would have substantially similar annual returns because the Shares Class is invested in the same portfolio of securities and the annual returns would differ only to the extent that the classes do not have the same expenses.
GROWTH OF $10,000
Average Annual Total Returns	1 year	5 years	10 years
TREASURY PORTFOLIO (SIEBERT WILLIAMS SHANK SHARES/SWSXX)	5.23%	2.32%	1.63%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$88,102,728
Total number of portfolio holdings	86
Total net advisory fees paid (in thousands)	$104,587
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	49.3%
Repurchase Agreements	45.6%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

TREASURY INSTRUMENTS PORTFOLIO
PREMIER SHARES/NPYXX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the Treasury Instruments Portfolio (the “Portfolio”) for the period of June 11, 2024 (Commencement of Class Operations) to November 30, 2024. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
TREASURY INSTRUMENTS PORTFOLIO (PREMIER SHARES/NPYXX)	$4*	0.09%
*	For the period from June 11, 2024 (Commencement of Class Operations) through November 30, 2024.
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
Portfolio Performance
The following graph assumes an initial $10,000 investment in the Premier Shares class of the Portfolio at inception on June 11, 2024 and compares the initial and subsequent account values at the end of the completed fiscal year since inception.
GROWTH OF $10,000
Average Annual Total Returns	Since Inception
TREASURY INSTRUMENTS PORTFOLIO (PREMIER SHARES/NPYXX)	2.37%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$2,131,704
Total number of portfolio holdings	28
Total net advisory fees paid (in thousands)	$65
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	100.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

TREASURY INSTRUMENTS PORTFOLIO
SHARES/NTYXX
ANNUAL SHAREHOLDER REPORT | November 30, 2024
This annual shareholder report contains important information about the Treasury Instruments Portfolio (the “Portfolio”) for the period of October 7, 2024 (Commencement of Class Operations) to November 30, 2024. You can find additional information about the Portfolio at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature. You can also request this information by contacting us at 800-637-1380.
What were the Portfolio costs for the last year?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Cost of $10,000 Investment[1]	Costs paid as a percentage of a $10,000 investment[1,2]
TREASURY INSTRUMENTS PORTFOLIO (SHARES/NTYXX)	$1*	0.04%
*	For the period from October 7, 2024 (Commencement of Class Operations) through November 30, 2024.
[1]	Reflects applicable expense reimbursements and fee waivers.
[2]	Expense ratio is expressed on an annualized basis.
Portfolio Performance
The following graph assumes an initial $5,000,000 investment in the Shares class of the Portfolio at inception on October 7, 2024 and compares the initial and subsequent account values at the end of the completed fiscal year since inception.
GROWTH OF $5,000,000
Average Annual Total Returns	Since Inception
TREASURY INSTRUMENTS PORTFOLIO (SHARES/NTYXX)	0.70%
The Portfolio's past performance is not a good predictor of the Portfolio's future performance. The graph and table above do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or redemption of Portfolio shares. Performance reflects any applicable fee waivers and/or expense reimbursements in effect during the period shown. In the absence of applicable fee waivers and/or expense reimbursements, Portfolio performance would have been reduced.
Performance data current to the most recent month-end is available at ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#performance.
KEY PORTFOLIO STATISTICS
Portfolio net assets (in thousands)	$2,131,704
Total number of portfolio holdings	28
Total net advisory fees paid (in thousands)	$65
TYPE OF SECURITY AS A % OF NET ASSETS
U.S. Government Obligations	100.3%
Figures in the above table may not sum to 100% due to the exclusions of other assets and liabilities.
Where can I find more information?
Scan the QR code or visit ntam.northerntrust.com/united-states/institutional/strategies/cash/northern-institutional-funds#literature, to find additional information about the Portfolio, including the Portfolio’s prospectus, financial information, holdings and proxy voting information.
You can also request this information by contacting us at 800-637-1380.
Householding
If we have received appropriate written consent, we send a single copy of all materials, including annual and semi-annual reports, to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio. If you do not want your mailings combined with those of other members of your household, you may opt out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt out notice.
You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Portfolio is not a bank account and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio's sponsor is not required to reimburse the Portfolio for losses, and you should not expect that the sponsor will provide financial support to the Portfolio at any time, including during periods of market stress.

(b) Copy of notice transmitted to stockholders in reliance on Rule 30e-3 under the 1940 Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

Not applicable.

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c) The registrant has not amended its Code of Ethics during the period covered by this report.

(d) The registrant has not granted any waivers, including an implicit waiver, from any provisions of its Code of Ethics during the period covered by this report.

(e) Not applicable.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR), serving on its audit committee. David R. Martin and Therese M. Bobek each are an “audit committee financial expert” and are “independent” (as each term is defined in Item 3 of Form N-CSR).

Under applicable securities laws and regulations, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for purposes of Section 11 of the Securities Act of 1933, as amended, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liability that are greater than the duties, obligations, and liability imposed on such person as a member of the registrant’s Audit Committee and Board of Trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations or liability of any other member of the registrant’s Audit Committee or Board of Trustees.

Item 4. Principal Accountant Fees and Services.

Items 4(a) – 4(d): Audit, Audit-Related, Tax and All Other Fees

Fees for the fiscal year ended November 30, 2024 were billed by the principal accountant related to the registrant. The principal accountant billed the registrant aggregate fees for services rendered to the registrant for the fiscal years ended November 30, 2024 and November 30, 2023, respectively, as follows:

	2024			2023
	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees	$129,475	$0	$5,185,550(3)	$99,600	$0	$5,027,390(3)
(b) Audit-Related Fees	$26,205(1)	$0	$202,100(4)	$21,600(1)	$0	$32,500(4)
(c) Tax Fees	$17,675(2)	$0	$3,230,810(5)	$13,600(2)	$0	$2,599,954(5)
(d) All Other Fees	$0	$0	$1,199,545(6)	$0	$0	$4,622,778(6)

(1)    Amount relates to 17f-2 procedures.

(2)    Amounts relate to excise tax return review and registered investment company tax return review.

(3)    Amounts relate to audit fees on The Northern Trust Company sponsored funds.

(4)    Amounts relate to agreed upon procedures for The Northern Trust Company and 17f-2 procedures.

(5)    Amounts relate to international tax compliance and consulting, tax fees on various Northern sponsored funds, and general tax consultations for The Northern Trust Company.

(6)    Amounts relate to regulatory consulting, Sarbanes-Oxley consulting, BASAL Committee support, and other consulting services.

“Service affiliates” as it relates to the aggregate “Audit Fees,” “Audit-Related Fees,” “Tax Fees” and “All Other Fees” that were billed by the principal accountant for the fiscal years ended November 30, 2024 and November 30, 2023, respectively, are Northern Trust Investments, Inc.

(“NTI”) and entities controlling, controlled by or under common control with NTI that provide ongoing services to the registrant for assurance and related services that relate directly to the operations and financial reporting of the registrant. “Audit-Related Fees” are fees that are reasonably related to the performance of the audit or review of the registrant’s financial statements, but not reported as “Audit Fees.” “Tax Fees” are fees for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning. “All Other Fees” are for products and services provided by the principal accountant other than those reported as Audit, Audit-Related or Tax Fees.

Item 4(e)(1): Pre-Approval Policies and Procedures

Pursuant to the Northern Institutional Funds’ Amended and Restated Audit Committee Charter adopted on August 3, 2006, as amended, to the extent required by applicable regulations, all audit and non-audit services provided by the independent registered public accountants shall either be: (a) pre-approved by the Audit Committee as a whole; or (b) between meetings of the Audit Committee by either the Chairman of the Audit Committee, the designated Audit Committee Financial Expert (if any), or another member of the Audit Committee, provided that, in each case, such pre-approvals must be reported to the full Audit Committee at its next meeting.

Item 4(e)(2): Percentage of Fees Pre-Approved Pursuant to Waiver Provision of Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X

No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

Item 4(f): Work Performed by Persons Other than the Principal Accountant

Not applicable.

Item 4(g): Aggregate Non-Audit Fees Disclosure

The aggregate non-audit fees and services billed by the principal accountant for services rendered to the registrant and service affiliates for the last two fiscal years were $4,676,335 and $7,290,432 for 2024 and 2023, respectively.

Item 4(h): Non-Audit Services and Independent Accountant’s Independence

The registrant’s Audit Committee has considered whether the provision of non-audit services to service affiliates, not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the registered public accountant’s independence in performing audit services.

Item 4(i)

Not applicable.

Item 4(j)

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the Financial Statements filed under Item 7 of this report on Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

[redacted]

NORTHERN
INSTITUTIONAL FUNDS

MANAGED BY
NORTHERN
TRUST

N O R T H E R N I N S T I T U T I O N A L F U N D S
L I Q U I D A S S E T S P O R T F O L I O
A N N U A L F I N A N C I A L S T A T E M E N T S A N D A D D I T I O N A L
I N F O R M AT I O N
N O V E M B E R 3 0 , 2 0 2 4

L I Q U I D A S S E T S P O R T F O L I O

TA B L E O F C O N T E N T S

2STATEMENT OF ASSETS AND LIABILITIES

3 STATEMENT OF OPERATIONS

4 STATEMENTS OF CHANGES IN NET ASSETS

5 FINANCIAL HIGHLIGHTS

6 SCHEDULE OF INVESTMENTS

6 LIQUID ASSETS PORTFOLIO

9 NOTES TO THE FINANCIAL STATEMENTS

14REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

15FORM N-CSR - ITEMS 8-11

N ORTHERN INS TITUTION AL FUNDS ANNUAL REPORT 1 LIQUID ASSETS PORTFOLIO

L I Q U I D A S S E T S P O R T F O L I O

S TAT E M E N T O F A S S E T S A N D L I A B I L I T I E S	NOVEMBER 30, 2024

LIQUID
ASSETS
Amounts in thousands, except per share data	PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$735,105
Repurchase agreements, at cost, which approximates fair value	1,404,000
Interest income receivable	2,508
Receivable from investment adviser	143
Prepaid and other assets	4
Total Assets	2,141,760
LIABILITIES:
Cash overdraft	12,502
Distributions payable to shareholders	8,141
Payable to affiliates:
Management fees	173
Custody fees	23
Transfer agent fees	51
Accrued Trustee fees and expenses	12
Accrued other liabilities	27
Total Liabilities	20,929
Net Assets	$2,120,831
ANALYSIS OF NET ASSETS:
Capital stock	$2,121,125
Distributable loss	(294)

Net Assets	$2,120,831
Total Shares Outstanding (no par value, unlimited shares authorized)	2,121,124
Net Asset Value, Redemption and Offering Price Per Share	$1.00

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO 2 N ORTHERN INS TITUTION AL FUNDS ANNUAL REPORT

L I Q U I D A S S E T S P O R T F O L I O

S TAT E M E N T O F O P E R AT I O N S	FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2024

LIQUID
ASSETS
Amounts in thousands	PORTFOLIO
INVESTMENT INCOME:
Interest income	$93,047
Income from affiliates (Note 5)	1,371
Total Investment Income	94,418
EXPENSES:
Management fees	1,785
Custody fees	136
Transfer agent fees	268
Printing fees	22
Professional fees	32
Trustee fees and expenses	15
Other	37
Total Expenses	2,295
Less expenses contractually reimbursed by investment adviser	(1,739)
Net Expenses	556
Net Investment Income	93,862
NET REALIZED GAINS:
Net realized gains on:
Investments	77
Net Gains	77
Net Increase in Net Assets Resulting from Operations	$93,939

See Notes to the Financial Statements.

N ORTHERN INS TITUTION AL FUNDS ANNUAL REPORT 3 LIQUID ASSETS PORTFOLIO

L I Q U I D A S S E T S P O R T F O L I O

S TAT E M E N T S O F C H A N G E S I N N E T A S S E T S	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

	LIQUID
	ASSETS
	PORTFOLIO
Amounts in thousands	2024	2023
OPERATIONS:
Net investment income	$93,862	$79,266
Net realized gains	77	3
Net Increase in Net Assets Resulting from Operations	93,939	79,269
CAPITAL SHARE TRANSACTIONS:(1)
Net increase in net assets resulting from capital share transactions	367,762	355,376
Net Increase in Net Assets Resulting from Capital Share Transactions	367,762	355,376
DISTRIBUTIONS PAID:
Distributable earnings	(93,862)	(79,266)
Total Distributions Paid	(93,862)	(79,266)
Total Increase in Net Assets	367,839	355,379
NET ASSETS:
Beginning of year	1,752,992	1,397,613

End of year	$2,120,831	$1,752,992

(1)The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO 4 N ORTHERN INS TITUTION AL FUNDS ANNUAL REPORT

L I Q U I D A S S E T S P O R T F O L I O

F I N A N C I A L H I G H L I G H T S	FOR THE FISCAL YEARS ENDED NOVEMBER 30,

L I Q U I D A S S E T S P O R T F O L I O

Selected per share data	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income	0.05	0.05	0.01	—(1)	0.01
Net realized gains (losses)(1)	—	—	—	—	—
Total from Investment Operations	0.05	0.05	0.01	—	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)	(0.05)	(0.01)	(—)(1)	(0.01)
Total Distributions Paid	(0.05)	(0.05)	(0.01)	(—)	(0.01)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(2)	5.41%(3)	5.07%(4),(5)	1.31%(6)	0.04%(7),(8)	0.65%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$2,120,831	$1,752,992	$1,397,613	$1,069,319	$807,843
Ratio to average net assets of:
Expenses, net of waivers,
reimbursements and credits	0.03%	0.01%	0.02%	0.03%	0.03%
Expenses, before waivers,
reimbursements and credits	0.13%	0.13%	0.13%	0.14%	0.14%
Net investment income, net of
waivers, reimbursements and
credits	5.26%(3)	4.99%(4)	1.39%	0.04%(7)	0.70%
Net investment income (loss),
before waivers, reimbursements
and credits	5.16%(3)	4.87%(4)	1.28%	(0.07)%(7)	0.59%

(1)Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(2)Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(3)During the fiscal year ended November 30, 2024, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(4)During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(5)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of approximately $277,000. Total return excluding the voluntary reimbursement would have been 5.05%.

(6)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of approximately $210,000. Total return excluding the voluntary reimbursement would have been 1.30%.

(7)During the fiscal year ended November 30, 2021, the Portfolio received monies related to certain nonrecurring litigation proceeds that had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and net investment income (loss), before waivers, reimbursements and credits ratio would have been 0.03% and -0.08%, respectively.

(8)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Share class of the Portfolio in the amount of less than $1,000 and had no effect on the Portfolio’s total return.

See Notes to the Financial Statements.

N ORTHERN INS TITUTION AL FUNDS ANNUAL REPORT 5 LIQUID ASSETS PORTFOLIO

S C H E D U L E O F I N V E S T M E N T S

L I Q U I D A S S E T S P O R T F O L I O

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U . S . G OV E R N M E N T A G E N C I E S – 18 . 4% (1)
Federal Farm Credit Bank – 9.4%
FFCB Notes,
(Floating, U.S. Federal Funds +
0.09%), 4.67%, 12/2/24(2)	$6,000	$5,999
(Floating, U.S. Federal Funds +
0.12%), 4.70%, 12/2/24(2)	5,000	5,000
(Floating, U.S. Federal Funds +
0.12%), 4.70%, 12/2/24(2)	2,000	2,000
(Floating, U.S. Federal Funds +
0.13%), 4.71%, 12/2/24(2)	67,000	67,000
(Floating, U.S. Federal Funds +
0.14%), 4.72%, 12/2/24(2)	5,000	5,000
(Floating, U.S. Federal Funds +
0.14%), 4.72%, 12/2/24(2)	15,000	15,000
(Floating, U.S. Federal Funds +
0.15%), 4.73%, 12/2/24(2)	5,000	5,000
(Floating, U.S. Federal Funds +
0.15%), 4.73%, 12/2/24(2)	10,000	10,000
(Floating, U.S. SOFR + 0.13%),
4.70%, 12/2/24(2)	5,000	5,000
(Floating, U.S. SOFR + 0.13%),
4.70%, 12/2/24(2)	17,500	17,500
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(2)	5,000	5,000
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(2)	12,000	12,000
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(2)	5,000	5,000
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(2)	5,000	5,000
(Floating, U.S. SOFR + 0.15%),
4.72%, 12/2/24(2)	5,000	5,000
(Floating, U.S. SOFR + 0.17%),
4.74%, 12/2/24(2)	5,000	5,000
(Floating, U.S. SOFR + 0.18%),
4.75%, 12/2/24(2)	10,000	10,000
(Floating, U.S. SOFR + 0.18%),
4.75%, 12/2/24(2)	10,000	10,000
(Floating, U.S. SOFR + 0.19%),
4.76%, 12/2/24(2)	5,000	5,000
		199,499
Federal Home Loan Bank – 7.9%
FHLB Bonds,
5.30%, 5/12/25	20,000	20,000
5.32%, 5/12/25	5,000	5,000
4.40%, 12/12/25	20,000	19,987

See Notes to the Financial Statements.

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U . S . G OV E R N M E N T A G E N C I E S - 18 . 4% (1)		c o n t i n u e d
Federal Home Loan Bank – 7.9%	continued
FHLB Discount Notes,
4.39%, 2/12/25(3)	$20,000	$19,820
4.45%, 2/19/25(3)	10,000	9,902
4.34%, 5/2/25(3)	10,000	9,818
FHLB Notes,
(Floating, U.S. SOFR + 0.01%),
4.58%, 12/2/24(2)	12,990	12,990
(Floating, U.S. SOFR + 0.03%),
4.60%, 12/2/24(2)	40,000	40,000
(Floating, U.S. SOFR + 0.03%),
4.60%, 12/2/24(2)	10,000	10,000
(Floating, U.S. SOFR + 0.03%),
4.60%, 12/2/24(2)	15,000	15,000
(Floating, U.S. SOFR + 0.03%),
4.60%, 12/2/24(2)	5,000	5,000
		167,517
Federal Home Loan Mortgage Corporation – 0.5%
FHLMC Notes,
(Floating, U.S. SOFR + 0.11%),
4.68%, 12/2/24(2)	5,000	5,000
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(2)	5,000	5,000
		10,000
Federal National Mortgage Association – 0.6%
FNMA Notes,
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(2)	12,000	12,000
Total U.S. Government Agencies
(Cost $389,016)		389,016

U . S . G OV E R N M E N T O B L I GAT I O N S – 16 . 3%
U.S. Treasury Bills – 16.3%
4.34%, 1/2/25(3)	40,000	39,841
4.46%, 1/9/25(3)	5,000	4,975
4.22%, 1/14/25(3)	20,000	19,891
4.43%, 1/23/25(3)	5,000	4,967
4.34%, 2/20/25(3)	10,000	9,900
4.29%, 2/25/25(3)	10,000	9,894
4.28%, 3/4/25(3)	10,000	9,885
4.26%, 3/11/25(3)	25,000	24,694

LIQUID ASSETS PORTFOLIO 6 N ORTHERN INS TITUTION AL FUNDS ANNUAL REPORT

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

U . S . G OV E R N M E N T O B L I GAT I O N S - 16 . 3 % c o n t i n u e d

U.S. Treasury Bills – 16.3%	continued
4.23%, 3/18/25(3)	$220,000	$217,133
4.33%, 5/1/25(3)	5,000	4,909
		346,089
Total U.S. Government Obligations
(Cost $346,089)		346,089

Investments, at Amortized Cost
( $735,105)		735,105

R E P U R C H A S E AG R E E M E N T S – 6 6 . 2% (4)
Bank of America N.A., dated
11/29/24, repurchase price
$300,077,
4.59%, 12/2/24	300,000	300,000
Barclays Capital, Inc., dated
11/29/24, repurchase price
$402,103,
4.59%, 12/2/24	402,000	402,000
Barclays Capital, Inc., dated
11/8/24, repurchase price
$50,147,
4.59%, 12/6/24(5)	50,000	50,000
Canadian Imperial Bank of
Commerce, dated 11/8/24,
repurchase price $50,147,
4.60%, 12/6/24(5)	50,000	50,000
Citigroup Global Markets, Inc.,
dated 11/29/24, repurchase
price $152,039,
4.59%, 12/2/24	152,000	152,000
Fixed Income Clearing Corp., dated
11/29/24, repurchase price
$250,064,
4.60%, 12/2/24	250,000	250,000

See Notes to the Financial Statements.

NOVEMBER 30, 2024

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
R E P U R C H A S E A G R E E M E N T S - 6 6 . 2% (4) c o n t i n u e d
Royal Bank of Canada, dated
11/8/24, repurchase price
$50,147,
4.60%, 12/6/24(5)	$50,000	$50,000
Societe Generale S.A., dated
11/29/24, repurchase price
$150,038,
4.59%, 12/2/24	150,000	150,000

		1,404,000

Total Repurchase Agreements
(Cost $1,404,000)		1,404,000

Total Investments – 100.9%
(Cost $2,139,105)		2,139,105
Liabilities less Other Assets – (0.9%)		(18,274)

NET ASSETS – 100.0%		$2,120,831

(1)The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)Variable rate security. Rate as of November 30, 2024 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)Discount rate at the time of purchase.

(4)The nature and terms of the collateral received for the repurchase agreements are as follows:

	FAIR
	VALUE	COUPON	MATURITY
NAME	(000S)	RATES	DATES
FHLMC	$38,112	1.50% — 6.50%	9/1/27 — 9/1/54
FNMA	593,516	2.00% —7.12%	1/1/29 — 8/1/54
GNMA	189,716	2.00% —7.50%	9/20/27 — 3/15/65
U.S. Treasury Bills	32,644	0.00%	12/26/24— 4/24/25
U.S. Treasury Bonds	77,975	2.00% — 6.38%	1/15/27 — 2/15/50
U.S. Treasury Notes	508,091	0.25% — 4.88%	7/15/25 — 2/15/33

Total	$1,440,054

(5)Maturity date represents the puttable date.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

N ORTHERN INS TITUTION AL FUNDS ANNUAL REPORT 7 LIQUID ASSETS PORTFOLIO

S C H E D U L E O F I N V E S T M E N T S

L I Q U I D A S S E T S P O R T F O L I O c o n t i n u e d	NOVEMBER 30, 2024

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments.

These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2024:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
	(000S)	(000S)	(000S)	(000S)
Investments held by
Liquid Assets Portfolio(1)	$—	$2,139,105	$—	$2,139,105

(1)Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

LIQUID ASSETS PORTFOLIO 8 N ORTHERN INS TITUTION AL FUNDS ANNUAL REPORT

L I Q U I D A S S E T S P O R T F O L I O

N O T E S T O T H E F I N A N C I A L S TAT E M E N T S	NOVEMBER 30, 2024

1. O R GA N I Z AT I O N

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 5 portfolios as of November 30, 2024, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for the Liquid Assets Portfolio (the “Portfolio”). The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the Portfolio. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

The Portfolio operates as a “government money market fund” as defined under Rule 2a-7 of the 1940 Act.

2 . S I G N I F I C A N T AC C O U N T I N G P O L I C I E S

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) determination of each class of the Portfolio and cut-off time for submitting purchase, redemption and exchange requests is at 3:00 p.m. Central time.

A)VALUATION OF SECURITIES The investments held by the Portfolio are currently valued at amortized cost, which generally approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust’s Board of Trustees (“Board”) believes the extent of any deviation from the Portfolio’s amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.

The use of fair valuation involves the risk that the values used by the Portfolio to price its investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B)REPURCHASE AGREEMENTS The Portfolio may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolio purchases securities for cash from a seller and agrees to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolio to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolio, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolio, at the Federal Reserve Bank of Chicago. The Portfolio is subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolio may be delayed or limited. The Portfolio has entered into such repurchase agreements, as reflected in the accompanying Schedule of Investments.

Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), the Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolio and does not collect any additional fees from the Portfolio for such services. The Portfolio did not enter into such joint repurchase agreements during the period and there were no outstanding joint repurchase agreements at November 30, 2024.

The Portfolio may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, the Portfolio manages its cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Portfolio may be delayed or limited. In addition, the Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral

N ORTHERN INS TITUTION AL FUNDS ANNUAL REPORT 9 LIQUID ASSETS PORTFOLIO

L I Q U I D A S S E T S P O R T F O L I O

N O T E S T O T H E F I N A N C I A L S TAT E M E N T S c o n t i n u e d

and calculate the net exposure to the defaulting party or request additional collateral. As of November 30, 2024, the Portfolio has not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statement of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

GROSS AMOUNTS NOT OFFSET IN THE

STATEMENT OF ASSETS AND LIABILITIES

		GROSS AMOUNTS OF ASSETS
		PRESENTED IN STATEMENT OF	FINANCIAL	NET
Amounts in thousands	COUNTERPARTY	ASSETS AND LIABILITIES	INSTRUMENTS	AMOUNT*
Liquid Assets	Bank of America N.A.	$ 300,000	$(300,000)	$–
	Barclays Capital, Inc.	452,000	(452,000)	–
	Canadian Imperial Bank of
	Commerce	50,000	(50,000)	–
	Citigroup Global Markets, Inc.	152,000	(152,000)	–
	Fixed Income Clearing Corp.	250,000	(250,000)	–
	Royal Bank of Canada	50,000	(50,000)	–
	Societe Generale S.A.	150,000	(150,000)	–
	Total	$1,404,000	$(1,404,000)	$–

*Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedule of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolio determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts.

D)EXPENSES The Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.

E)DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolio’s capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAV per share of the Portfolio.

As of November 30, 2024, there were no reclassifications recorded in the Portfolio.

F)FEDERAL INCOME TAXES No provision for federal income taxes has been made since the Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

The following capital loss carryforwards were utilized at November 30, 2024, for U.S. Federal income tax purposes:

Amounts in thousands

Liquid Assets	$77

Capital losses incurred that will be carried forward indefinitely are as follows:

	SHORT-TERM	LONG-TERM
	CAPITAL LOSS	CAPITAL LOSS
Amounts in thousands	CARRYFORWARD	CARRYFORWARD
Liquid Assets	$283	$ —

LIQUID ASSETS PORTFOLIO 10 N ORTHERN INS TITUTION AL FUNDS ANNUAL REPORT

At November 30, 2024, the tax component of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, was as follows:

	UNDISTRIBUTED
	ORDINARY	LONG-TERM
Amounts in thousands	INCOME (LOSS)*	CAPITAL GAINS (LOSSES)
Liquid Assets	$8,141	$ —

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2024, was as follows:

	DISTRIBUTIONS FROM
	ORDINARY	LONG-TERM
Amounts in thousands	INCOME (LOSS)*	CAPITAL GAINS (LOSSES)
Liquid Assets	$92,929	$ —

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2023, was as follows:

	DISTRIBUTIONS FROM
	ORDINARY	LONG-TERM
Amounts in thousands	INCOME (LOSS)*	CAPITAL GAINS (LOSSES)
Liquid Assets	$76,551	$—

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2024, the Portfolio had no uncertain tax positions that would require financial statement recognition or disclosure. The Portfolio’s federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolio will be recorded as Interest expense and Other expenses, respectively, on the Statement of Operations.

3 . B A N K B O R R O W I N G S

The Trust and Northern Funds, a registered investment company also advised by NTI, jointly entered into a $220,000,000 senior unsecured revolving credit facility on November 13, 2023, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (SOFR) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there

L I Q U I D A S S E T S P O R T F O L I O

NOVEMBER 30, 2024

is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statement of Operations, and on maturity or termination of the Credit Facility. The Credit Facility expired on November 7, 2024.

At a meeting held on August 15, 2024, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is $185,000,000 senior unsecured revolving credit facility. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the average unused portion of the credit line under the New Credit Facility, payable quarterly in arrears and on maturity or termination of the New Credit Facility. The New Credit Facility went into effect on November 8, 2024 and will expire on November 7, 2025, unless renewed.

The Portfolio did not have any borrowings or incur any interest expense for the fiscal year ended November 30, 2024. There were no outstanding loan amounts at November 30, 2024.

4 . M A N A G E M E N T A N D O T H E R AG R E E M E N T S

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.10 percent of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio so that after such reimbursement the total annual fund operating expenses of the Portfolio shall not exceed 0.03 percent of the Portfolio’s average daily net assets, excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iv) expenses of third party consultants engaged by the Board; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest. The total annual portfolio operating expenses after expense reimbursement for the Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses contractually reimbursed by investment adviser as a reduction to Total Expenses in the Statement of Operations. Any such reimbursement is paid monthly to the Portfolio by NTI.

The contractual expense reimbursement arrangement described above may not be terminated before April 1, 2025 without the approval of the Board. The contractual expense reimbursement arrangement will continue automatically for periods of one-year (each such one-year period, a “Renewal Year”). The arrangement

N ORTHERN INS TITUTION AL FUNDS ANNUAL REPORT 11 LIQUID ASSETS PORTFOLIO

L I Q U I D A S S E T S P O R T F O L I O

N O T E S T O T H E F I N A N C I A L S TAT E M E N T S c o n t i n u e d

may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

Service providers to the Portfolio, including the Portfolio’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time without notice. There is no guarantee that the Portfolio will be able to avoid a negative yield or maintain a specified minimum yield. Any such reimbursement is paid monthly to the Portfolio by NTI.

During the fiscal year ended November 30, 2024, there were no voluntary waivers or reimbursements.

Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI at any time in the future for prior fiscal years.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets of the Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolio. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

On a daily basis the Portfolio can hold a cash surplus. Maintaining cash positions may also subject the Portfolio to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.

Northern Funds Distributors, LLC, the placement agent for the Portfolio, received no compensation from the Portfolio under the placement agency agreement. However, it received compensation from NTI for its services as placement agent pursuant to a separate letter agreement between it and NTI.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolio. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed-income instruments selected by the Trust that are “eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5 . R E L AT E D PA R T Y T R A N S AC T I O N S

The Portfolio is permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to seek to ensure that any purchase or sale of securities by the Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the fiscal year ended November 30, 2024, the Portfolio did not have any purchases and/or sales of securities from an affiliated entity.

Certain uninvested cash balances of the Portfolio may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Portfolio’s Statement of Operations as Income from affiliates.

6 . I N V E S T M E N T T R A N S AC T I O N S

At November 30, 2024, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

			NET	COST
Amounts in	UNREALIZED	UNREALIZED	APPRECIATION	BASIS OF
thousands	APPRECIATION DEPRECIATION (DEPRECIATION) INVESTMENTS
Liquid Assets	$—	$—	$—	$2,139,105

LIQUID ASSETS PORTFOLIO 12 N ORTHERN INS TITUTION AL FUNDS ANNUAL REPORT

7. C A P I TA L S H A R E T R A N S AC T I O N S

Transactions in capital shares for the fiscal year ended November 30, 2024, were as follows:

NET
	PROCEEDS	REINVESTMENTS	PAYMENTS	INCREASE
Amounts in	FROM	OF	FOR SHARES	(DECREASE)
thousands*	SHARES SOLD	DIVIDENDS	REDEEMED	IN NET ASSETS
Liquid Assets	$21,769,146	$—	$(21,401,384)	$367,762

*The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in capital shares for the fiscal year ended November 30, 2023, were as follows:

NET
	PROCEEDS	REINVESTMENTS	PAYMENTS	INCREASE
Amounts in	FROM	OF	FOR SHARES	(DECREASE)
thousands*	SHARES SOLD	DIVIDENDS	REDEEMED	IN NET ASSETS
Liquid Assets	$21,213,124	$—	$(20,857,748)	$355,376

*The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8 . I N D E M N I F I C AT I O N S A N D WA R R A N T I E S

In the ordinary course of its business, the Portfolio may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolio. The maximum exposure to the Portfolio under these provisions is unknown, as this would involve future claims that have not yet occurred. However, the Portfolio has not had prior claims or losses pursuant to these contracts and believes the risk of loss to be remote.

9 . N E W AC C O U N T I N G P R O N O U N C E M E N T S

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and

(iii)provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024. Early adoption is permitted and retrospective adoption is required for all prior periods presented. Management is currently assessing the impact of this guidance, however, management does not expect a material impact on their financial statements.

L I Q U I D A S S E T S P O R T F O L I O

NOVEMBER 30, 2024

10 . S U B S E Q U E N T E V E N T S

Management has evaluated subsequent events for the Portfolio through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

N ORTHERN INS TITUTION AL FUNDS ANNUAL REPORT 13 LIQUID ASSETS PORTFOLIO

L I Q U I D A S S E T S P O R T F O L I O

R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C AC C O U N T I N G F I R M

To the Shareholders and the Board of Trustees of Northern Institutional Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Liquid Assets Portfolio (the “Fund”), one of the portfolios constituting the Northern Institutional Funds, as of November 30, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of November 30, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

January 23, 2025

We have served as the auditor of one or more Northern Trust investment companies since 2002.

LIQUID ASSETS PORTFOLIO 14 N ORTHERN INS TITUTION AL FUNDS ANNUAL REPORT

L I Q U I D A S S E T S P O R T F O L I O

F O R M N - C S R - I T E M S 8 - 11	NOVEMBER 30, 2024 (UNAUDITED)

I t e m 8 . C h a n g e s i n a n d D i s a g r e e m e n t s w i t h A c c o u n t a n t s f o r O p e n - E n d M a n a g e m e n t

I n v e s t m e n t C o m p a n i e s .

There were no changes in and disagreements with accountants on accounting and financial disclosure for the reporting period.

I t e m 9 . P r ox y D i s c l o s u r e s f o r O p e n - E n d M a n a g e m e n t I n v e s t m e n t C o m p a n i e s .

There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.

I t e m 10 . R e m u n e r a t i o n P a i d t o D i r e c t o r s , O f f i c e r s , a n d O t h e r s o f O p e n - E n d

M a n a g e m e n t I n v e s t m e n t C o m p a n i e s .

The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

I t e m 11. S t a t e m e n t R e g a r d i n g B a s i s f o r

A p p r o v a l o f I n v e s t m e n t A d v i s o r y C o n t r a c t . Not applicable.

N ORTHERN INS TITUTION AL FUNDS ANNUAL REPORT 15 LIQUID ASSETS PORTFOLIO

L I Q U I D A S S E T S P O R T F O L I O

THIS PAGE INTENTION ALLY LEFT BL ANK

LIQUID ASSETS PORTFOLIO 16 N ORTHERN INS TITUTION AL FUNDS ANNUAL REPORT

L I Q U I D A S S E T S P O R T F O L I O

THIS PAGE INTENTION ALLY LEFT BL ANK

N ORTHERN INS TITUTION AL FUNDS ANNUAL REPORT 17 LIQUID ASSETS PORTFOLIO

NORTHERN
INSTITUTIONAL FUNDS

MANAGED BY

NORTHERN
TRUST

Northern Funds Distributors, LLC, are not affiliated with Northern Trust.

©2025 Northern Institutional Funds

50 SOUTH LASALLE STREET | P.O. BOX 75986 | CHICAGO, ILLINOIS 60675-5986 | 800-637-1380 | northerntrust.com/liquid-assets-portfolio

NIF ANR LAP (1/25)

  N O R T H E R N   I N S T I T U T I O N A L   F U N D S

 M O N E Y  M A R K E T  P O R T F O L I O S

      A N N U A L  F I N A N C I A L  S T A T E M E N T S  A N D  A D D I T I O N A L

       I N F O R M AT I O N

        N O V E M B E R  3 0,  2 0 2 4

M O N E Y M A R K E T P O R T F O L I O S

TA B L E O F C O N T E N T S

2STATEMENTS OF ASSETS AND LIABILITIES

3 STATEMENTS OF OPERATIONS

4 STATEMENTS OF CHANGES IN NET ASSETS

5 FINANCIAL HIGHLIGHTS

14 SCHEDULES OF INVESTMENTS

14 TREASURY INSTRUMENTS PORTFOLIO (Ticker Symbols: Shares: NTYXX, Premier: NPYXX)

16TREASURY PORTFOLIO (Ticker Symbols: Shares: NITXX, Premier: NTPXX, Siebert Williams Shank Shares: SWSXX)

19U.S. GOVERNMENT PORTFOLIO (Ticker Symbols: Shares: BNGXX)

23U.S. GOVERNMENT SELECT PORTFOLIO (Ticker Symbols: Shares: BGSXX, Service: BSCXX, Siebert Williams Shank Shares: WCGXX)

27NOTES TO THE FINANCIAL STATEMENTS

34REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

35TAX AND DISTRIBUTION INFORMATION

36FORM N-CSR - ITEMS 8-11

37STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT

N O RT H ER N I N S T I T U T I O N A L F U N D S A N N UA L R E P O RT 1 M O N E Y M A RK ET P O RT F O LI O S

M O N E Y M A R K E T P O R T F O L I O S

S TAT E M E N T S O F A S S E T S A N D L I A B I L I T I E S			NOVEMBER 30, 2024

				U.S.
	TREASURY		U.S.	GOVERNMENT
	INSTRUMENTS	TREASURY	GOVERNMENT	SELECT
Amounts in thousands, except per share data	PORTFOLIO	PORTFOLIO	PORTFOLIO	PORTFOLIO
ASSETS:
Investments, at amortized cost, which approximates fair value	$2,138,603	$43,426,275	$11,184,233	$15,597,725
Repurchase agreements, at cost, which approximates fair value	—	40,170,000	11,737,000	15,819,000
Cash	62	2,509,924	150,153	1,021,954
Interest income receivable	822	151,222	53,291	74,006
Receivable for securities sold	—	2,182,125	—	—
Receivable for fund shares sold	—	1	—	1
Receivable from investment adviser (Note 4)	251	770	286	1,034
Prepaid and other assets	8	343	131	153
Total Assets	2,139,746	88,440,660	23,125,094	32,513,873
LIABILITIES:
Payable for fund shares redeemed	—	—	—	130
Distributions payable to shareholders	7,611	322,631	83,645	122,267
Payable to affiliates:
Management fees	265	9,216	4,273	4,879
Custody fees	25	973	261	357
Shareholder servicing fees	66	2,812	—	—
Transfer agent fees	48	2,194	562	809
Accrued Trustee fees	—	52	114	83
Accrued other liabilities	27	54	23	27
Total Liabilities	8,042	337,932	88,878	128,552
Net Assets	$2,131,704	$88,102,728	$23,036,216	$32,385,321
ANALYSIS OF NET ASSETS:
Capital stock	$2,131,690	$88,102,807	$23,036,074	$32,385,206
Distributable earnings (loss)	14	(79)	142	115

Net Assets	$2,131,704	$88,102,728	$23,036,216	$32,385,321
Net Assets:
Shares	$423,060	$16,414,908	$23,036,216	$28,686,679
Service Shares	—	—	—	83,034
Premier Shares	1,708,644	70,957,955	—	—
Siebert Williams Shank Shares	—	729,865	—	3,615,608
Total Shares Outstanding (no par value, unlimited shares authorized):
Shares	423,057	16,414,872	23,036,041	28,686,598
Service Shares	—	—	—	83,033
Premier Shares	1,708,633	70,958,080	—	—
Siebert Williams Shank Shares	—	729,855	—	3,615,595
Net Asset Value, Redemption and Offering Price Per Share:
Shares	$1.00	$1.00	$1.00	$1.00
Service Shares	—	—	—	1.00
Premier Shares	1.00	1.00	—	—
Siebert Williams Shank Shares	—	1.00	—	1.00

See Notes to the Financial Statements.

M O N E Y M A R K E T PO RT F O L I O S 2 N O RT H E R N INS T I T U T I O N A L F U N D S A NNUA L R E PO RT

M O N E Y M A R K E T P O R T F O L I O S

S TAT E M E N T S O F O P E R AT I O N S	FOR THE FISCAL YEAR ENDED NOVEMBER 30, 2024

				U.S.
	TREASURY		U.S.	GOVERNMENT
	INSTRUMENTS	TREASURY	GOVERNMENT	SELECT
Amounts in thousands	PORTFOLIO(1)	PORTFOLIO	PORTFOLIO	PORTFOLIO
INVESTMENT INCOME:
Interest income	$29,797	$4,237,469	$1,074,635	$1,514,084
Income from affiliates (Note 5)	10	104,049	9,294	84,290
Total Investment Income	29,807	4,341,518	1,083,929	1,598,374
EXPENSES:
Management fees	962	107,302	47,184	54,610
Custody fees	49	5,776	1,482	2,134
Transfer agent fees	90	12,380	3,077	4,550
Registration fees	3	133	82	103
Printing fees	1	58	16	47
Professional fees	33	490	143	211
Shareholder servicing fees	269	33,586	—	—
Trustee fees	8	880	226	353
Other	10	805	279	465
Total Expenses	1,425	161,410	52,489	62,473
Less expenses voluntarily reimbursed by investment adviser	(841)	—	—	(9,102)
Less expenses contractually reimbursed by investment adviser	(56)	(2,715)	(851)	(1,277)

Net Expenses	528	158,695	51,638	52,094
Net Investment Income	29,279	4,182,823	1,032,291	1,546,280
NET REALIZED GAINS (LOSSES):
Net realized gains (losses) on:
Investments	14	(41)	235	184
Net Gains (Losses)	14	(41)	235	184
Net Increase in Net Assets Resulting from Operations	$29,293	$4,182,782	$1,032,526	$1,546,464

(1)Commenced investment operations on June 11, 2024.

See Notes to the Financial Statements.

N O RTH E R N I N S TI T UT I O N A L F U N D S A N N UA L RE P ORT 3 M O N E Y M A R K E T P ORT F O L I O S

M O N E Y M A R K E T P O R T F O L I O S

S TAT E M E N T S O F C H A N G E S I N N E T A S S E T S				FOR THE FISCAL YEARS ENDED NOVEMBER 30,

						U.S.
	TREASURY				U.S.	GOVERNMENT
	INSTRUMENTS	TREASURY		GOVERNMENT		SELECT
	PORTFOLIO	PORTFOLIO		PORTFOLIO		PORTFOLIO
Amounts in thousands	2024(1)	2024	2023	2024	2023	2024	2023
OPERATIONS:
Net investment income	$29,279	$4,182,823	$3,388,454	$1,032,291	$848,741	$1,546,280	$1,330,402
Net realized gains (losses)	14	(41)	40	235	4	184	1
Net Increase in Net Assets
Resulting from Operations	29,293	4,182,782	3,388,494	1,032,526	848,745	1,546,464	1,330,403
CAPITAL SHARE
TRANSACTIONS:(2)
Net increase (decrease) in net
assets resulting from Shares
transactions	423,057	4,264,638	3,542,869	4,837,372	(1,020,997)	3,793,642	710,016
Net decrease in net assets resulting
from Service Shares transactions	—	—	—	—	—	(12,815)	(31,372)
Net increase in net assets resulting
from Premier Shares transactions	1,708,633	10,849,744	2,183,326	—	—	—	—
Net increase (decrease) in net
assets resulting from Siebert
Williams Shank Shares
transactions	—	(1,036,941)	1,216,004	—	—	(29,468)	1,451,667
Net Increase (Decrease) in Net
Assets Resulting from Capital
Share Transactions	2,131,690	14,077,441	6,942,199	4,837,372	(1,020,997)	3,751,359	2,130,311
DISTRIBUTIONS TO SHARES
SHAREHOLDERS:
Distributable earnings	(2,961)	(732,303)	(553,659)	(1,032,291)	(848,731)	(1,377,067)	(1,157,479)
Total Distributions to Shares
Shareholders	(2,961)	(732,303)	(553,659)	(1,032,291)	(848,731)	(1,377,067)	(1,157,479)
DISTRIBUTIONS TO SERVICE
SHARES SHAREHOLDERS:
Distributable earnings	—	—	—	—	—	(3,990)	(6,145)
Total Distributions to Service
Shares Shareholders	—	—	—	—	—	(3,990)	(6,145)
DISTRIBUTIONS TO PREMIER
SHARES SHAREHOLDERS:
Distributable earnings	(26,318)	(3,398,137)	(2,753,105)	—	—	—	—
Total Distributions to Premier
Shares Shareholders	(26,318)	(3,398,137)	(2,753,105)	—	—	—	—
DISTRIBUTIONS TO SIEBERT
WILLIAMS SHANK SHARES
SHAREHOLDERS:
Distributable earnings	—	(52,397)	(81,690)	—	—	(165,226)	(166,781)
Total Distributions to Siebert
Williams Shank Shares
Shareholders	—	(52,397)	(81,690)	—	—	(165,226)	(166,781)
Total Increase (Decrease) in Net
Assets	2,131,704	14,077,386	6,942,239	4,837,607	(1,020,983)	3,751,540	2,130,309
NET ASSETS:
Beginning of year	—	74,025,342	67,083,103	18,198,609	19,219,592	28,633,781	26,503,472
End of year	$2,131,704	$88,102,728	$74,025,342	$23,036,216	$18,198,609	$32,385,321	$28,633,781

(1)Commenced investment operations on June 11, 2024.

(2)The number of shares approximates the dollar amount of transactions.

See Notes to the Financial Statements.

M O N E Y M A R K E T PO RT F O L I O S 4 N O RT H E R N INS T I T U T I O N A L F U N D S A NNUA L R E PO RT

M O N E Y M A R K E T P O R T F O L I O S

F I N A N C I A L H I G H L I G H T S	FOR THE PERIOD ENDED NOVEMBER 30,

TREASURY INSTRUMENTS PORTFOLIO	S H A R E S
Selected per share data	2024(1)
Net Asset Value, Beginning of Period	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.01
Net realized gains (losses)(2)	—
Total from Investment Operations	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.01)
Total Distributions Paid	(0.01)
Net Asset Value, End of Period	$1.00
Total Return(3)	0.70%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$423,060
Ratio of average net assets of:(5)
Expenses, net of waivers, reimbursements and credits	0.04%
Expenses, before waivers, reimbursements and credits	0.19%
Net investment income, net of waivers, reimbursements and credits	4.66%(6)
Net investment income, before waivers, reimbursements and credits	4.51%(6)

(1)For the period from October 7, 2024 (commencement of class operations) through November 30, 2024.

(2)Per share amount from net realized gains (losses) was less than 0.01 per share.

(3)Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $89,000. Total return excluding the voluntary reimbursement would have been 0.68% (see Note 4).

(5)Annualized for periods less than one year.

(6)As the Portfolio commenced operations of Shares class on October 7, 2024, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

N O RTH E R N I N S TI T UT I O N A L F U N D S A N N UA L RE P ORT 5 M O N E Y M A R K E T P ORT F O L I O S

M O N E Y M A R K E T P O R T F O L I O S

F I N A N C I A L H I G H L I G H T S c o n t i n u e d

TREASURY INSTRUMENTS PORTFOLIO	P R E M I E R
Selected per share data	2024(1)
Net Asset Value, Beginning of Period	$1.00
INCOME FROM INVESTMENT OPERATIONS:
Net investment income	0.02
Net realized gains (losses)(2)	—
Total from Investment Operations	0.02
LESS DISTRIBUTIONS PAID:
From net investment income	(0.02)
Total Distributions Paid	(0.02)
Net Asset Value, End of Period	$1.00
Total Return(3)	2.37%(4)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$1,708,644
Ratio to average net assets of:(5)
Expenses, net of waivers, reimbursements and credits	0.09%
Expenses, before waivers, reimbursements and credits	0.24%
Net investment income, net of waivers, reimbursements and credits	4.86%(6)
Net investment income, before waivers, reimbursements and credits	4.71%(6)

(1)For the period from June 11, 2024 (commencement of class operations) through November 30, 2024.

(2)Per share amount from net realized gains (losses) was less than 0.01 per share.

(3)Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(4)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $752,000. Total return excluding the voluntary reimbursement would have been 2.30% (see Note 4).

(5)Annualized for periods less than one year.

(6)As the Portfolio commenced operations of Premier shares on June 11, 2024, annualized net investment income ratios may not be reflective of amounts that an investor should expect on an annual basis prospectively.

See Notes to the Financial Statements.

M O N E Y M A R K E T PO RT F O L I O S 6 N O RT H E R N INS T I T U T I O N A L F U N D S A NNUA L R E PO RT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO			S H A R E S
Selected per share data	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income	0.05	0.05(1)	0.01	—(2)	0.01
Net realized gains (losses)(2)	—	—	—	—	—
Total from Investment Operations	0.05	0.05	0.01	—	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)	(0.05)	(0.01)	(—)(2)	(0.01)
Total Distributions Paid	(0.05)	(0.05)	(0.01)	(—)	(0.01)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	5.23%	4.84%	1.07%(4)	0.01%(5)	0.54%(6)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$16,414,908	$12,150,279	$8,607,403	$18,832,670	$25,932,036
Ratio of average net assets of:
Expenses, net of waivers,
reimbursements and credits	0.15%	0.15%	0.13%	0.07%	0.15%
Expenses, before waivers,
reimbursements and credits	0.15%	0.15%	0.15%	0.16%	0.16%
Net investment income, net of
waivers, reimbursements and
credits	5.10%	4.84%	0.71%	0.01%	0.35%
Net investment income (loss),
before waivers, reimbursements
and credits	5.10%	4.84%	0.69%	(0.08)%	0.34%

(1)The Northern Trust Company reimbursed the Shares class of the Portfolio approximately $21,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return (see Note 5).

(2)Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(3)Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $3,098,000. Total return excluding the voluntary reimbursement would have been 1.05%.

(5)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $14,712,000. Total return excluding the voluntary reimbursement would have been -0.07%.

(6)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $124,000 and had no effect on the Portfolio’s total return.

See Notes to the Financial Statements.

N O RTH E R N I N S TI T UT I O N A L F U N D S A N N UA L RE P ORT 7 M O N E Y M A R K E T P ORT F O L I O S

M O N E Y M A R K E T P O R T F O L I O S

F I N A N C I A L H I G H L I G H T S c o n t i n u e d

TREASURY PORTFOLIO			P R E M I E R
Selected per share data	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income	0.05	0.05(1)	0.01(2)	—(3)	—(3)
Net realized gains (losses)(3)	—	—	—	—	—
Total from Investment Operations	0.05	0.05	0.01	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)	(0.05)	(0.01)	(—)(3)	(—)(3)
Total Distributions Paid	(0.05)	(0.05)	(0.01)	(—)	(—)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(4)	5.18%	4.79%	1.03%(2),(5)	0.01%(6)	0.50%(7)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$70,957,955	$60,108,259	$57,924,909	$69,168,522	$55,021,850
Ratio to average net assets of:
Expenses, net of waivers,
reimbursements and credits	0.20%	0.20%	0.17%	0.07%	0.20%
Expenses, before waivers,
reimbursements and credits	0.20%	0.20%	0.20%	0.21%	0.21%
Net investment income, net of
waivers, reimbursements and
credits	5.06%	4.70%	0.95%	0.01%	0.41%
Net investment income (loss),
before waivers, reimbursements
and credits	5.06%	4.70%	0.92%	(0.13)%	0.40%

(1)The Northern Trust Company reimbursed the Premier class of the Portfolio approximately $15,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return (see Note 5).

(2)The Northern Trust Company reimbursed the Premier class of the Portfolio approximately $87,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return.

(3)Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(4)Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(5)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $20,784,000. Total return excluding the voluntary reimbursement would have been 1.00%.

(6)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $79,883,000. Total return excluding the voluntary reimbursement would have been -0.12%.

(7)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Premier class of the Portfolio in the amount of approximately $2,734,000. Total return excluding the voluntary reimbursement would have been 0.49%.

See Notes to the Financial Statements.

M O N E Y M A R K E T PO RT F O L I O S 8 N O RT H E R N INS T I T U T I O N A L F U N D S A NNUA L R E PO RT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

TREASURY PORTFOLIO		S I E B E R T W I L L I A M S S H A N K
Selected per share data	2024	2023	2022(1)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income	0.05	0.05(2)	0.01
Net realized gains (losses)(3)	—	—	—
Total from Investment Operations	0.05	0.05	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)	(0.05)	(0.01)
Total Distributions Paid	(0.05)	(0.05)	(0.01)
Net Asset Value, End of Period	$1.00	$1.00	$1.00
Total Return(4)	5.23%	4.84%	1.07%(5)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of period	$729,865	$1,766,804	$550,791
Ratio to average net assets of:
Expenses, net of waivers, reimbursements and credits	0.15%	0.15%	0.15%(6)
Expenses, before waivers, reimbursements and credits	0.15%	0.15%	0.16%(6)
Net investment income, net of waivers, reimbursements and credits	5.13%	4.97%	1.68%(6)
Net investment income, before waivers, reimbursements and credits	5.13%	4.97%	1.67%(6)

(1)For the period from December 22, 2021 (commencement of class operations) through November 30, 2022.

(2)The Northern Trust Company reimbursed the Siebert Williams Shank class of the Portfolio less than $1,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return (see Note 5).

(3)Per share amount from net realized gains (losses) was less than 0.01 per share.

(4)Assumes investment at net asset value at the beginning of the period, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the period. The total return is not annualized for periods less than one year.

(5)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $10,000. Total return excluding the voluntary reimbursement would have been 1.06%.

(6)Annualized for periods less than one year.

See Notes to the Financial Statements.

N O RTH E R N I N S TI T UT I O N A L F U N D S A N N UA L RE P ORT 9 M O N E Y M A R K E T P ORT F O L I O S

M O N E Y M A R K E T P O R T F O L I O S

F I N A N C I A L H I G H L I G H T S c o n t i n u e d

U.S. GOVERNMENT PORTFOLIO			S H A R E S
Selected per share data	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income	0.05	0.05	0.01	—(1)	—(1),(2)
Net realized gains (losses)(1)	—	—	—	—	—
Total from Investment Operations	0.05	0.05	0.01	—	—
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)	(0.05)	(0.01)	(—)(1)	(—)(1)
Total Distributions Paid	(0.05)	(0.05)	(0.01)	(—)	(—)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	5.16%(4)	4.77%(5)	0.98%(6)	0.02%(7),(8)	0.49%(9)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$23,036,216	$18,198,609	$19,219,592	$22,884,098	$17,026,776
Ratio of average net assets of:
Expenses, net of waivers,
reimbursements and credits	0.25%	0.25%(10)	0.20%(10)	0.08%(10)	0.24%(10)
Expenses, before waivers,
reimbursements and credits	0.26%	0.25%	0.26%	0.26%	0.26%
Net investment income, net of
waivers, reimbursements and
credits	5.03%(4)	4.68%(5),(10)	0.88%(10)	0.02%(7),(10)	0.41%(10)
Net investment income (loss),
before waivers, reimbursements
and credits	5.02%(4)	4.68%(5)	0.82%	(0.16)%(7)	0.39%

(1)Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(2)Net investment income for the fiscal year was calculated using the average shares outstanding method.

(3)Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)During the fiscal year ended November 30, 2024, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(5)During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(6)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $10,513,000. Total return excluding the voluntary reimbursement would have been 0.94%.

(7)During the fiscal year ended November 30, 2021, the Portfolio received monies related to certain nonrecurring litigation proceeds. If these monies were not received, the total return would have been 0.00% and the net investment income net of waivers, reimbursements and credits ratio and net investment income (loss), before waivers, reimbursements and credits ratio would have been 0.01% and -0.17%, respectively.

(8)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $36,386,000. Total return excluding the voluntary reimbursement would have been -0.15%.

(9)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $1,982,000. Total return excluding the voluntary reimbursement would have been 0.48%.

(10)The impact on ratios to average net assets due to any custody credits is less than 0.005%.

See Notes to the Financial Statements.

M O N E Y M A R K E T PO RT F O L I O S 10 N O RT H ER N I N S T IT U TI O N A L FU N D S A N N UA L R E P O RT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO			S H A R E S
Selected per share data	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income	0.05	0.05(1)	0.01	—(2)	0.01
Net realized gains (losses)(2)	—	—	—	—	—
Total from Investment Operations	0.05	0.05	0.01	—	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)	(0.05)	(0.01)	(—)(2)	(0.01)
Total Distributions Paid	(0.05)	(0.05)	(0.01)	(—)	(0.01)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	5.22%(4),(5)	4.83%(6),(7)	1.00%(8)	0.03%(9)	0.53%(10)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$28,686,679	$24,892,874	$24,182,860	$42,959,633	$40,300,072
Ratio of average net assets of:
Expenses, net of waivers,
reimbursements and credits	0.17%	0.17%	0.12%	0.06%	0.18%
Expenses, before waivers,
reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income, net of
waivers, reimbursements and
credits	5.10%(4)	4.74%(6)	0.82%	0.03%	0.42%
Net investment income (loss),
before waivers, reimbursements
and credits	5.06%(4)	4.70%(6)	0.73%	(0.12)%	0.39%

(1)The Northern Trust Company reimbursed the Shares class of the Portfolio approximately $2,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return (see Note 5).

(2)Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(3)Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)During the fiscal year ended November 30, 2024, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(5)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $8,106,000. Total return excluding the voluntary reimbursement would have been 5.19% (see Note 4).

(6)During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.73% and 4.69%, respectively.

(7)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $7,321,000. Total return excluding the voluntary reimbursement would have been 4.80%.

(8)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $27,234,000. Total return excluding the voluntary reimbursement would have been 0.94%.

(9)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $53,611,000. Total return excluding the voluntary reimbursement would have been -0.11%.

(10)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Shares class of the Portfolio in the amount of approximately $7,812,000. Total return excluding the voluntary reimbursement would have been 0.51%.

See Notes to the Financial Statements.

N O RT H E RN I N S T I TU T IO N AL F U N DS ANNUA L R E P O RT 11 M O NE Y M A R K E T P O RT F O L IO S

M O N E Y M A R K E T P O R T F O L I O S

F I N A N C I A L H I G H L I G H T S c o n t i n u e d

U.S. GOVERNMENT SELECT PORTFOLIO			S E R V I C E
Selected per share data	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME FROM INVESTMENT
OPERATIONS:
Net investment income	0.05	0.05(1)	0.01	—(2)	0.01
Net realized gains (losses)(2)	—	—	—	—	—
Total from Investment Operations	0.05	0.05	0.01	—	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)	(0.05)	(0.01)	(—)(2)	(0.01)
Total Distributions Paid	(0.05)	(0.05)	(0.01)	(—)	(0.01)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	5.22%(4),(5)	4.83%(6),(7)	1.00%(8)	0.03%(9)	0.53%(10)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$83,034	$95,848	$127,220	$213,254	$147,620
Ratio to average net assets of:
Expenses, net of waivers,
reimbursements and credits	0.17%	0.17%	0.12%	0.06%	0.18%
Expenses, before waivers,
reimbursements and credits	0.21%	0.21%	0.21%	0.21%	0.21%
Net investment income, net of
waivers, reimbursements and
credits	5.08%(4)	4.64%(6)	0.82%	0.03%	0.51%
Net investment income (loss),
before waivers, reimbursements
and credits	5.04%(4)	4.60%(6)	0.73%	(0.12)%	0.48%

(1)The Northern Trust Company reimbursed the Service class of the Portfolio less than $1,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return (see Note 5).

(2)Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(3)Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)During the fiscal year ended November 30, 2024, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(5)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $24,000. Total return excluding the voluntary reimbursement would have been 5.19% (see Note 4).

(6)During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.63% and 4.59%, respectively.

(7)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $40,000. Total return excluding the voluntary reimbursement would have been 4.80%.

(8)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $106,000. Total return excluding the voluntary reimbursement would have been 0.95%.

(9)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $220,000. Total return excluding the voluntary reimbursement would have been -0.11%.

(10)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Service class of the Portfolio in the amount of approximately $29,000. Total return excluding the voluntary reimbursement would have been 0.50%.

See Notes to the Financial Statements.

M O N E Y M A R K E T PO RT F O L I O S 12 N O RT H E R N INS T I T U T I O N A L F U N D S A NNUA L R E PO RT

FOR THE FISCAL YEARS ENDED NOVEMBER 30,

U.S. GOVERNMENT SELECT PORTFOLIO		S I E B E R T W I L L I A M S S H A N K
Selected per share data	2024	2023	2022	2021	2020
Net Asset Value, Beginning of Year	$1.00	$1.00	$1.00	$1.00	$1.00
INCOME (LOSS) FROM
INVESTMENT OPERATIONS:
Net investment income	0.05	0.05(1)	0.01	—(2)	0.01
Net realized gains (losses)(2)	—	—	—	—	—
Total from Investment Operations	0.05	0.05	0.01	—	0.01
LESS DISTRIBUTIONS PAID:
From net investment income	(0.05)	(0.05)	(0.01)	(—)(2)	(0.01)
Total Distributions Paid	(0.05)	(0.05)	(0.01)	(—)	(0.01)
Net Asset Value, End of Year	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return(3)	5.22%(4),(5)	4.83%(6),(7)	1.00%(8)	0.03%(9)	0.53%(10)
SUPPLEMENTAL DATA AND RATIOS:
Net assets, in thousands, end of year	$3,615,608	$3,645,059	$2,193,392	$12,201,890	$1,564,088
Ratio to average net assets of:
Expenses, net of waivers,
reimbursements and credits	0.17%	0.17%	0.10%	0.05%	0.18%
Expenses, before waivers,
reimbursements and credits	0.21%	0.21%	0.20%	0.21%	0.21%
Net investment income, net of
waivers, reimbursements and
credits	5.10%(4)	4.91%(6)	0.42%	0.03%	0.25%
Net investment income (loss),
before waivers, reimbursements
and credits	5.06%(4)	4.87%(6)	0.32%	(0.13)%	0.22%

(1)The Northern Trust Company reimbursed the Siebert Williams Shank class of the Portfolio less than $1,000. The reimbursement represents less than $0.01 per share and had no effect on the Portfolio’s total return (see Note 5).

(2)Per share amounts from net investment income, net realized gains (losses) and distributions paid from net investment income were less than $0.01 per share.

(3)Assumes investment at net asset value at the beginning of the year, reinvestment of all dividends and distributions, and a complete redemption of the investment at net asset value at the end of the year.

(4)During the fiscal year ended November 30, 2024, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return, net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio.

(5)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $972,000. Total return excluding the voluntary reimbursement would have been 5.19% (see Note 4).

(6)During the fiscal year ended November 30, 2023, the Portfolio received monies related to certain nonrecurring litigation proceeds. The nonrecurring litigation proceeds had no effect on the Portfolio’s total return. If these monies were not received, the net investment income, net of waivers, reimbursements and credits ratio and the net investment income, before waivers, reimbursements and credits ratio would have been 4.90% and 4.86%, respectively.

(7)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $1,020,000. Total return excluding the voluntary reimbursement would have been 4.80%.

(8)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $6,001,000. Total return excluding the voluntary reimbursement would have been 0.95%.

(9)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $11,312,000. Total return excluding the voluntary reimbursement would have been -0.11%.

(10)Northern Trust Investments, Inc. voluntarily reimbursed expenses of the Siebert Williams Shank class of the Portfolio in the amount of approximately $324,000. Total return excluding the voluntary reimbursement would have been 0.51%.

See Notes to the Financial Statements.

N ORT HE R N I N S T I T U T I ON A L F UND S A N N UAL R E PO RT 13 M O NE Y M A R K E T PO RT F O L I O S

S C H E D U L E O F I N V E S T M E N T S

T R E A S U RY I N S T R U M E N T S P O R T F O L I O

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U . S . G OV E R N M E N T O B L I GAT I O N S – 10 0 . 3%
U.S. Treasury Bills – 90.7%
3.94%, 12/3/24(1)	$400,000	$399,898
4.30%, 12/5/24(1)	42,700	42,678
4.60%, 12/5/24(1)	243,750	243,627
4.31%, 12/17/24(1)	75,000	74,848
4.54%, 12/17/24(1)	48,000	47,902
4.20%, 12/19/24(1)	300,000	299,316
4.47%, 1/2/25(1)	40,000	39,840
4.45%, 1/9/25(1)	100,000	99,509
4.46%, 1/9/25(1)	10,000	9,951
4.16%, 1/21/25(1)	40,000	39,747
4.43%, 1/23/25(1)	5,000	4,967
4.26%, 2/4/25(1)	160,000	158,726
4.39%, 2/13/25(1)	40,000	39,637
4.34%, 2/20/25(1)	10,000	9,900
4.29%, 2/25/25(1)	10,000	9,894
4.29%, 2/27/25(1)	100,000	98,920
4.28%, 3/4/25(1)	10,000	9,885
4.26%, 3/11/25(1)	75,000	74,081
4.26%, 3/18/25(1)	60,000	59,214
4.23%, 4/3/25(1)	100,000	98,556
4.27%, 4/3/25(1)	5,000	4,928
4.28%, 4/3/25(1)	10,000	9,856
4.40%, 4/24/25(1)	5,000	4,913
4.33%, 5/1/25(1)	5,000	4,909
4.28%, 5/29/25(1)	50,000	48,928
		1,934,630
U.S. Treasury Floating Rate Notes – 9.6%
(Variable, U.S. Treasury 3M Bill
MMY + 0.18%), 4.65%,
12/2/24(2)	100,000	99,970

See Notes to the Financial Statements.

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

U . S . G OV E R N M E N T O B L I GAT I O N S - 10 0 . 3 % c o n t i n u e d

U.S. Treasury Floating Rate Notes – 9.6%	continued
(Floating, U.S. Treasury 3M Bill
MMY + 0.20%), 4.66%,
12/2/24(2)	$79,000	$79,002
(Floating, U.S. Treasury 3M Bill
MMY + 0.21%), 4.67%,
12/2/24(2)	25,000	25,001
		203,973
Total U.S. Government Obligations
(Cost $2,138,603)		2,138,603

Investments, at Amortized Cost
( $2,138,603)		2,138,603

Total Investments – 100.3%
(Cost $2,138,603)		2,138,603
Liabilities less Other Assets – (0.3%)		(6,899)
NET ASSETS – 100.0%		$2,131,704

(1)Discount rate at the time of purchase.

(2)Variable rate security. Rate as of November 30, 2024 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

MMY – Money Market Yield

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the

M O N E Y M A R K E T PO RT F O L I O S 14 N O RTH E R N I N S T I T U T I O N A L F U N D S A N N UA L R EP O RT

NOVEMBER 30, 2024

Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2024:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
	(000S)	(000S)	(000S)	(000S)
Investments held by
Treasury Instruments
Portfolio(1)	$—	$2,138,603	$—	$2,138,603

(1)Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

N O RTH E R N I N S TI T UT I O N A L F U N D S A N N UA L R E P ORT 15 M O NE Y M A R K E T P O RT F O L IO S

S C H E D U L E O F I N V E S T M E N T S

T R E A S U RY P O R T F O L I O

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U . S . G OV E R N M E N T O B L I GAT I O N S – 4 9 . 3%
U.S. Treasury Bills – 32.8%
4.91%, 12/3/24(1)	$465,000	$464,869
4.94%, 12/3/24(1)	1,000,000	999,718
4.30%, 12/5/24(1)	8,000	7,995
4.60%, 12/5/24(1)	16,250	16,241
4.93%, 12/5/24(1)	1,500,000	1,499,168
5.15%, 12/5/24(1)	255,000	254,859
4.82%, 12/10/24(1)	445,000	444,445
5.02%, 12/10/24(1)	445,000	444,445
5.15%, 12/12/24(1)	540,000	539,148
4.54%, 12/17/24(1)	12,000	11,973
4.80%, 12/17/24(1)	905,000	902,996
4.81%, 12/17/24(1)	141,650	141,336
4.86%, 12/17/24(1)	500,000	498,893
4.87%, 12/17/24(1)	500,000	498,893
4.75%, 12/24/24(1)	1,114,150	1,110,646
4.79%, 12/24/24(1)	650,000	647,956
4.95%, 12/24/24(1)	465,000	463,537
5.13%, 12/26/24(1)	697,000	694,512
4.70%, 12/31/24(1)	1,390,000	1,384,359
4.42%, 1/2/25(1)	1,450,000	1,444,198
4.47%, 1/2/25(1)	430,000	428,279
4.46%, 1/9/25(1)	335,000	333,224
5.07%, 1/9/25(1)	632,425	629,071
4.43%, 1/23/25(1)	225,000	223,504
4.26%, 2/4/25(1)	790,000	783,710
4.29%, 2/11/25(1)	855,000	847,404
4.34%, 2/20/25(1)	885,000	876,199
4.29%, 2/25/25(1)	450,000	445,220
4.28%, 3/4/25(1)	440,000	434,961
4.26%, 3/11/25(1)	1,400,000	1,382,850
4.23%, 3/18/25(1)	470,000	463,860
4.26%, 3/18/25(1)	410,000	404,644
4.36%, 3/20/25(1)	705,000	695,745
4.38%, 3/20/25(1)	1,675,000	1,653,012
4.19%, 4/3/25(1)	335,000	330,156
4.20%, 4/3/25(1)	298,425	294,110
4.23%, 4/3/25(1)	375,000	369,578
4.25%, 4/3/25(1)	750,000	739,156
4.27%, 4/3/25(1)	245,000	241,458
4.28%, 4/3/25(1)	375,000	369,578
4.32%, 4/10/25(1)	450,000	442,968
4.28%, 4/17/25(1)	675,000	664,002
4.34%, 4/17/25(1)	400,000	393,483

See Notes to the Financial Statements.

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

U . S . G OV E R N M E N T O B L I GAT I O N S - 4 9 . 3 % c o n t i n u e d

U.S. Treasury Bills – 32.8%	continued
4.28%, 4/24/25(1)	$705,000	$692,840
4.30%, 4/24/25(1)	445,000	437,324
4.35%, 4/24/25(1)	465,000	456,979
4.40%, 4/24/25(1)	220,000	216,205
4.33%, 5/1/25(1)	220,000	215,990
4.30%, 5/22/25(1)	934,100	914,865
		28,850,562
U.S. Treasury Floating Rate Notes – 10.9%
(Floating, U.S. Treasury 3M Bill
MMY + 0.15%), 4.61%,
12/2/24(2)	2,364,000	2,363,882
(Floating, U.S. Treasury 3M Bill
MMY + 0.17%), 4.63%,
12/2/24(2)	715,000	715,101
(Floating, U.S. Treasury 3M Bill
MMY + 0.17%), 4.63%,
12/2/24(2)	1,500,000	1,499,535
(Variable, U.S. Treasury 3M Bill
MMY + 0.18%), 4.65%,
12/2/24(2)	450,000	449,771
(Floating, U.S. Treasury 3M Bill
MMY + 0.20%), 4.66%,
12/2/24(2)	2,008,000	2,008,050
(Floating, U.S. Treasury 3M Bill
MMY + 0.21%), 4.67%,
12/2/24(2)	721,000	721,177
(Floating, U.S. Treasury 3M Bill
MMY + 0.25%), 4.71%,
12/2/24(2)	1,850,000	1,851,247
		9,608,763
U.S. Treasury Notes – 5.6%
1.75%, 12/31/24	200,000	199,478
1.38%, 1/31/25	150,000	149,127
4.13%, 1/31/25	575,000	574,176
1.13%, 2/28/25	850,000	842,133
2.75%, 2/28/25	100,000	99,468
4.63%, 2/28/25	350,000	349,676
2.00%, 8/15/25	365,000	358,919
3.13%, 8/15/25	555,000	550,055
0.25%, 9/30/25	250,000	241,886
5.00%, 9/30/25	1,350,000	1,357,737

M O N E Y M A R K E T PO RT F O L I O S 16 N O RT H ER N I N S T IT U TI O N A L FU N D S A N N UA L R E P O RT

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

U . S . G OV E R N M E N T O B L I GAT I O N S - 4 9 . 3 % c o n t i n u e d

U.S. Treasury Notes – 5.6%	continued
5.00%, 10/31/25	$43,000	$43,264
2.25%, 11/15/25	205,000	201,031
		4,966,950
Total U.S. Government Obligations
(Cost $43,426,275)		43,426,275

Investments, at Amortized Cost
( $43,426,275)		43,426,275

R E P U R C H A S E AG R E E M E N T S – 4 5 . 6% (3)
Banco Bilbao Vizcaya Argentaria
S.A., dated 11/29/24,
repurchase price $100,025,
4.58%, 12/2/24	100,000	100,000
Bank of Montreal, dated 11/29/24,
repurchase price $500,127,
4.56%, 12/2/24	500,000	500,000
Barclays Capital, Inc., dated
11/29/24, repurchase price
$3,000,765,
4.59%, 12/2/24	3,000,000	3,000,000
Barclays Capital, Inc., dated
11/29/24, repurchase price
$500,127,
4.58%, 12/2/24	500,000	500,000
Barclays Capital, Inc., dated
11/29/24, repurchase price
$628,160,
4.60%, 12/2/24	628,000	628,000
Barclays Capital, Inc., dated
11/8/24, repurchase price
$4,011,730,
4.59%, 12/6/24(4)	4,000,000	4,000,000
Canadian Imperial Bank of
Commerce, dated 11/14/24,
repurchase price $501,084,
4.59%, 12/4/24(4)	500,000	500,000
Canadian Imperial Bank of
Commerce, dated 11/8/24,
repurchase price $501,466,
4.59%, 12/6/24(4)	500,000	500,000
Citigroup Global Markets, Inc.,
dated 11/29/24, repurchase
price $215,055,
4.58%, 12/2/24	215,000	215,000

See Notes to the Financial Statements.

NOVEMBER 30, 2024

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
R E P U R C H A S E A G R E E M E N T S - 4 5 . 6% (3) c o n t i n u e d
Credit Agricole S.A., dated
11/29/24, repurchase price
$100,025,
4.58%, 12/2/24	$100,000	$100,000
Credit Agricole S.A., dated
11/8/24, repurchase price
$100,295,
4.61%, 12/6/24(4)	100,000	100,000
Federal Reserve Bank of New York,
dated 11/29/24, repurchase
price $6,928,751,
4.55%, 12/2/24	6,927,000	6,927,000
Fixed Income Clearing Corp., dated
11/29/24, repurchase price
$3,500,893,
4.59%, 12/2/24	3,500,000	3,500,000
Fixed Income Clearing Corp., dated
11/29/24, repurchase price
$6,251,590,
4.58%, 12/2/24	6,250,000	6,250,000
Fixed Income Clearing Corp., dated
11/29/24, repurchase price
$8,152,074,
4.58%, 12/2/24	8,150,000	8,150,000
ING Financial Markets LLC, dated
11/29/24, repurchase price
$200,051,
4.58%, 12/2/24	200,000	200,000
RBC Dominion Securities, dated
11/29/24, repurchase price
$2,000,509,
4.58%, 12/2/24	2,000,000	2,000,000
RBC Dominion Securities, dated
11/8/24, repurchase price
$3,008,798,
4.59%, 12/6/24(4)	3,000,000	3,000,000
		40,170,000
Total Repurchase Agreements
(Cost $40,170,000)		40,170,000

Total Investments – 94.9%
(Cost $83,596,275)		83,596,275
Other Assets less Liabilities – 5.1%		4,506,453

NET ASSETS – 100.0%		$88,102,728

(1)Discount rate at the time of purchase.

(2)Variable rate security. Rate as of November 30, 2024 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

N O RT H E R N I N S T IT U TI O N A L F U N D S A N N UA L R EP O RT 17 M O NE Y M A R K E T P O RT F O L IO S

S C H E D U L E O F I N V E S T M E N T S

T R E A S U RY P O R T F O L I O c o n t i n u e d	NOVEMBER 30, 2024

(3)The nature and terms of the collateral received for the repurchase agreements are as follows:

	FAIR
	VALUE	COUPON	MATURITY
NAME	(000S)	RATES	DATES
U.S. Treasury Bills	$ 5,628,333	0.00%	12/12/24 — 6/12/25
U.S. Treasury Bonds	15,697,831	0.00% — 4.75%	1/15/25 — 11/15/54
U.S. Treasury Notes	19,523,240	0.00% — 4.88%	1/15/25 — 7/15/34
Total	$40,849,404

(4)Maturity date represents the puttable date.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT

THE SCHEDULE OF INVESTMENTS:

3M – 3 Month

MMY – Money Market Yield

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments.

These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2024:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
	(000S)	(000S)	(000S)	(000S)
Investments held by
Treasury Portfolio(1)	$—	$83,596,275	$—	$83,596,275

(1)Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

M O N E Y M A R K E T PO RT F O L I O S 18 N O RT H E R N I N S T I T U T I O N A L F U N D S A N N UA L R E P O RT

U . S . G OV E R N M E N T P O R T F O L I O

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U . S . G OV E R N M E N T AG E N C I E S – 3 3 . 5% (1)
Federal Farm Credit Bank – 8.9%
FFCB Notes,
(Floating, U.S. Federal Funds +
0.09%), 4.67%, 12/2/24(2)	$56,000	$55,982
(Floating, U.S. Federal Funds +
0.12%), 4.70%, 12/2/24(2)	65,000	65,000
(Floating, U.S. Federal Funds +
0.12%), 4.70%, 12/2/24(2)	25,000	25,000
(Floating, U.S. Federal Funds +
0.13%), 4.71%, 12/2/24(2)	35,000	34,997
(Floating, U.S. Federal Funds +
0.13%), 4.71%, 12/2/24(2)	85,000	85,000
(Floating, U.S. Federal Funds +
0.13%), 4.71%, 12/2/24(2)	30,000	30,000
(Floating, U.S. Federal Funds +
0.13%), 4.71%, 12/2/24(2)	15,000	15,000
(Floating, U.S. Federal Funds +
0.14%), 4.72%, 12/2/24(2)	65,000	65,000
(Floating, U.S. Federal Funds +
0.14%), 4.72%, 12/2/24(2)	40,000	40,000
(Floating, U.S. Federal Funds +
0.14%), 4.72%, 12/2/24(2)	15,000	14,998
(Floating, U.S. Federal Funds +
0.15%), 4.73%, 12/2/24(2)	35,000	35,000
(Floating, U.S. Federal Funds +
0.15%), 4.73%, 12/2/24(2)	30,000	30,000
(Floating, U.S. SOFR + 0.10%),
4.67%, 12/2/24(2)	6,000	6,000
(Floating, U.S. SOFR + 0.10%),
4.67%, 12/2/24(2)	55,000	55,000
(Floating, U.S. SOFR + 0.11%),
4.68%, 12/2/24(2)	45,000	45,000
(Floating, U.S. SOFR + 0.12%),
4.69%, 12/2/24(2)	53,000	53,000
(Floating, U.S. SOFR + 0.12%),
4.69%, 12/2/24(2)	30,000	30,000
(Floating, U.S. SOFR + 0.13%),
4.70%, 12/2/24(2)	165,000	165,000
(Floating, U.S. SOFR + 0.13%),
4.70%, 12/2/24(2)	35,000	35,000
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(2)	85,000	85,000
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(2)	30,000	30,000
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(2)	16,000	16,000
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(2)	45,000	45,000

See Notes to the Financial Statements.

S C H E D U L E O F I N V E S T M E N T S

NOVEMBER 30, 2024

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U . S . G OV E R N M E N T A G E N C I E S - 3 3 . 5% (1)		c o n t i n u e d
Federal Farm Credit Bank – 8.9%	continued
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(2)	$30,000	$30,000
(Floating, U.S. SOFR + 0.15%),
4.72%, 12/2/24(2)	35,000	35,000
(Floating, U.S. SOFR + 0.15%),
4.72%, 12/2/24(2)	80,000	80,014
(Floating, U.S. SOFR + 0.15%),
4.72%, 12/2/24(2)	30,000	30,000
(Floating, U.S. SOFR + 0.16%),
4.73%, 12/2/24(2)	15,000	15,000
(Floating, U.S. SOFR + 0.16%),
4.73%, 12/2/24(2)	35,000	35,000
(Floating, U.S. SOFR + 0.16%),
4.73%, 12/2/24(2)	20,000	20,000
(Floating, U.S. SOFR + 0.16%),
4.73%, 12/2/24(2)	15,000	15,000
(Floating, U.S. SOFR + 0.16%),
4.73%, 12/2/24(2)	30,000	30,000
(Floating, U.S. SOFR + 0.16%),
4.73%, 12/2/24(2)	50,000	50,011
(Floating, U.S. SOFR + 0.16%),
4.73%, 12/2/24(2)	80,000	80,000
(Floating, U.S. SOFR + 0.17%),
4.74%, 12/2/24(2)	45,000	45,000
(Floating, U.S. SOFR + 0.17%),
4.74%, 12/2/24(2)	50,000	50,000
(Floating, U.S. SOFR + 0.17%),
4.74%, 12/2/24(2)	50,000	49,998
(Floating, U.S. SOFR + 0.18%),
4.75%, 12/2/24(2)	95,000	95,000
(Floating, U.S. SOFR + 0.18%),
4.75%, 12/2/24(2)	220,000	220,000
(Floating, U.S. SOFR + 0.18%),
4.75%, 12/2/24(2)	55,000	54,997
(Floating, U.S. SOFR + 0.19%),
4.76%, 12/2/24(2)	60,000	60,000
		2,055,997
Federal Home Loan Bank – 22.8%
FHLB Bonds,
4.63%, 2/27/25	335,000	334,804
4.63%, 2/27/25	290,000	289,825
4.63%, 3/3/25	300,000	299,834
4.38%, 3/6/25	350,000	349,731
4.00%, 3/27/25	200,000	199,743
5.30%, 5/12/25	190,000	190,000
5.32%, 5/12/25	50,000	50,000

N O RT HE R N I N S T I T U T I O N AL F U N DS A N N UA L R E P O RT 19 M O NE Y M A R K E T P O RT F O L IO S

S C H E D U L E O F I N V E S T M E N T S

U . S . G OV E R N M E N T P O R T F O L I O c o n t i n u e d

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U . S . G OV E R N M E N T A G E N C I E S - 3 3 . 5% (1)		c o n t i n u e d
Federal Home Loan Bank – 22.8%	continued
4.40%, 12/12/25	$215,000	$214,860
FHLB Discount Notes,
4.81%, 2/10/25(3)	65,000	64,389
4.83%, 2/10/25(3)	45,000	44,577
4.81%, 2/11/25(3)	75,000	74,286
4.39%, 2/12/25(3)	195,000	193,248
4.45%, 2/19/25(3)	50,000	49,507
4.42%, 4/3/25(3)	150,000	147,768
4.32%, 4/4/25(3)	100,000	98,500
4.42%, 4/4/25(3)	75,000	73,875
4.41%, 4/11/25(3)	115,000	113,182
4.37%, 4/16/25(3)	185,000	181,967
4.40%, 4/16/25(3)	10,000	9,836
4.40%, 4/17/25(3)	360,000	354,054
4.26%, 5/2/25(3)	240,000	235,641
4.34%, 5/2/25(3)	105,000	103,093
4.18%, 6/16/25(3)	110,000	107,500
4.21%, 6/16/25(3)	110,000	107,500
FHLB Notes,
(Floating, U.S. SOFR + 0.01%),
4.58%, 12/2/24(2)	153,240	153,240
(Floating, U.S. SOFR + 0.02%),
4.59%, 12/2/24(2)	50,000	50,000
(Floating, U.S. SOFR + 0.03%),
4.60%, 12/2/24(2)	288,000	288,000
(Floating, U.S. SOFR + 0.03%),
4.60%, 12/2/24(2)	90,000	90,000
(Floating, U.S. SOFR + 0.03%),
4.60%, 12/2/24(2)	135,000	135,000
(Floating, U.S. SOFR + 0.03%),
4.60%, 12/2/24(2)	105,000	105,000
(Floating, U.S. SOFR + 0.03%),
4.60%, 12/2/24(2)	215,000	215,000
(Floating, U.S. SOFR + 0.03%),
4.60%, 12/2/24(2)	40,000	40,000
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(2)	80,000	80,000
(Floating, U.S. SOFR + 0.16%),
4.73%, 12/2/24(2)	67,000	67,000
(Floating, U.S. SOFR + 0.20%),
4.77%, 12/2/24(2)	100,000	100,000
(Floating, U.S. SOFR + 0.21%),
4.78%, 12/2/24(2)	50,000	50,000
		5,260,960

See Notes to the Financial Statements.

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U . S . G OV E R N M E N T A G E N C I E S - 3 3 . 5% (1)		c o n t i n u e d
Federal Home Loan Mortgage Corporation – 0.7%
FHLMC Notes,
(Floating, U.S. SOFR + 0.11%),
4.68%, 12/2/24(2)	$30,000	$30,000
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(2)	85,000	85,000
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(2)	45,000	45,000
		160,000
Federal National Mortgage Association – 1.1%
FNMA Notes,
(Floating, U.S. SOFR + 0.12%),
4.69%, 12/2/24(2)	79,000	79,000
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(2)	61,000	61,000
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(2)	111,000	111,000
		251,000
Total U.S. Government Agencies
(Cost $7,727,957)		7,727,957

U . S . G OV E R N M E N T O B L I GAT I O N S – 15 . 0%
U.S. Treasury Bills – 13.2%
4.93%, 12/5/24(3)	110,000	109,938
5.15%, 12/5/24(3)	75,000	74,958
4.82%, 12/10/24(3)	110,000	109,863
5.02%, 12/10/24(3)	115,000	114,856
4.82%, 12/12/24(3)	30,000	29,953
5.15%, 12/12/24(3)	120,000	119,812
4.80%, 12/17/24(3)	225,000	224,503
4.81%, 12/17/24(3)	35,000	34,923
4.34%, 1/2/25(3)	420,000	418,328
4.46%, 1/9/25(3)	80,000	79,570
5.07%, 1/9/25(3)	154,250	153,421
5.12%, 1/9/25(3)	130,000	129,301
4.22%, 1/14/25(3)	215,000	213,827
4.23%, 1/14/25(3)	225,000	223,772
4.16%, 1/21/25(3)	400,000	397,468
4.43%, 1/23/25(3)	55,000	54,634
4.29%, 2/11/25(3)	210,000	208,134
4.27%, 2/18/25(3)	115,000	113,884
4.34%, 2/20/25(3)	65,000	64,354
4.28%, 3/4/25(3)	100,000	98,855

M O N E Y M A R K E T PO RT F O L I O S 20 N ORT H E R N I N S TI T UT I O N A L F U N D S A N N UA L R E P O RT

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

U . S . G OV E R N M E N T O B L I GAT I O N S - 15 . 0 % c o n t i n u e d

U.S. Treasury Bills – 13.2%	continued
4.23%, 3/18/25(3)	$20,000	$19,739
4.33%, 5/1/25(3)	55,000	53,998
		3,048,091
U.S. Treasury Notes – 1.8%
5.00%, 9/30/25	110,000	110,695
5.00%, 10/31/25	242,000	243,555
2.25%, 11/15/25	55,000	53,935

		408,185

Total U.S. Government Obligations
(Cost $3,456,276)		3,456,276

Investments, at Amortized Cost
( $11,184,233)		11,184,233

R E P U R C H A S E AG R E E M E N T S – 51. 0% (4)
Bank of America N.A., dated
11/29/24, repurchase price
$250,064,
4.59%, 12/2/24	250,000	250,000
Barclays Capital, Inc., dated
11/29/24, repurchase price
$3,100,791,
4.59%, 12/2/24	3,100,000	3,100,000
Barclays Capital, Inc., dated
11/8/24, repurchase price
$752,199,
4.59%, 12/6/24(5)	750,000	750,000
Citigroup Global Markets, Inc.,
dated 11/29/24, repurchase
price $1,000,254,
4.58%, 12/2/24	1,000,000	1,000,000
Citigroup Global Markets, Inc.,
dated 11/29/24, repurchase
price $351,090,
4.59%, 12/2/24	351,000	351,000
Federal Reserve Bank of New York,
dated 11/29/24, repurchase
price $186,047,
4.55%, 12/2/24	186,000	186,000
Fixed Income Clearing Corp., dated
11/29/24, repurchase price
$1,000,254,
4.58%, 12/2/24	1,000,000	1,000,000
Fixed Income Clearing Corp., dated
11/29/24, repurchase price
$2,700,690,
4.60%, 12/2/24	2,700,000	2,700,000

See Notes to the Financial Statements.

NOVEMBER 30, 2024

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
R E P U R C H A S E A G R E E M E N T S - 51. 0% (4) c o n t i n u e d
Fixed Income Clearing Corp., dated
11/29/24, repurchase price
$900,229,
4.58%, 12/2/24	$900,000	$900,000
JPMorgan Securities LLC, (Floating,
U.S. SOFR + 0.01%), dated
11/29/24, repurchase price
$602,342,
4.58%, 12/6/24(6)	600,000	600,000
Royal Bank of Canada, dated
11/20/24, repurchase price
$500,701,
4.59%, 12/6/24(5)	500,000	500,000
Royal Bank of Canada, dated
11/8/24, repurchase price
$401,176,
4.60%, 12/6/24(5)	400,000	400,000
		11,737,000

Total Repurchase Agreements
(Cost $11,737,000)		11,737,000

Total Investments – 99.5%
(Cost $22,921,233)		22,921,233
Other Assets less Liabilities – 0.5%		114,983

NET ASSETS – 100.0%		$23,036,216

(1)The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)Variable rate security. Rate as of November 30, 2024 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

(3)Discount rate at the time of purchase.

(4)The nature and terms of the collateral received for the repurchase agreements are as follows:

	FAIR
	VALUE	COUPON	MATURITY
NAME	(000S)	RATES	DATES
FHLB	$10,822	0.96% — 4.88%	3/5/26 — 2/18/37
FHLMC	1,472,184	1.50% — 8.00%	1/1/26 — 12/1/54
FNMA	1,671,496	0.00% — 7.50%	8/19/25 — 7/1/61
GNMA	1,672,332	1.50% — 8.50%	6/20/26 — 4/15/65
U.S. Treasury Bills	25,269	0.00%	12/5/24 — 10/30/25
U.S. Treasury Bonds	161,635	0.00% — 4.25%	1/15/26 — 8/15/54
U.S. Treasury Notes	7,000,684	0.13% — 4.88%	1/31/25 — 11/15/33
Total	$ 12,014,422

(5)Maturity date represents the puttable date.

N O RT H E R N I N S T IT U TI O N A L F U N D S A N N UA L R EP O RT 21 M O NE Y M A R K E T P O RT F O L IO S

S C H E D U L E O F I N V E S T M E N T S

U . S . G OV E R N M E N T P O R T F O L I O c o n t i n u e d	NOVEMBER 30, 2024

(6)Variable or floating rate security. Rate as of November 30, 2024 is disclosed. Maturity date represents the puttable date.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT

THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

SOFR – Secured Overnight Financing Rate

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments.

These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2024:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
	(000S)	(000S)	(000S)	(000S)
Investments held by
U.S. Government
Portfolio(1)	$—	$22,921,233	$—	$22,921,233

(1)Classifications as defined in the Schedule of Investments.

See Notes to the Financial Statements.

M O N E Y M A R K E T PO RT F O L I O S 22 N ORT H E R N I N S TI T UT I O N A L F U N D S A N N UA L R E P O RT

S C H E D U L E O F I N V E S T M E N T S

U . S . G OV E R N M E N T S E L E C T P O R T F O L I O	NOVEMBER 30, 2024

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U . S . G OV E R N M E N T AG E N C I E S – 31. 9% (1)
Federal Farm Credit Bank – 11.5%
FFCB Discount Notes,
5.22%, 12/17/24(2)	$45,000	$44,897
FFCB Notes,
(Floating, U.S. Federal Funds +
0.09%), 4.67%, 12/2/24(3)	74,000	73,987
(Floating, U.S. Federal Funds +
0.12%), 4.70%, 12/2/24(3)	95,000	95,000
(Floating, U.S. Federal Funds +
0.12%), 4.70%, 12/2/24(3)	42,000	42,000
(Floating, U.S. Federal Funds +
0.13%), 4.71%, 12/2/24(3)	60,000	59,995
(Floating, U.S. Federal Funds +
0.13%), 4.71%, 12/2/24(3)	130,000	130,000
(Floating, U.S. Federal Funds +
0.13%), 4.71%, 12/2/24(3)	35,000	35,000
(Floating, U.S. Federal Funds +
0.13%), 4.71%, 12/2/24(3)	20,000	20,000
(Floating, U.S. Federal Funds +
0.14%), 4.72%, 12/2/24(3)	25,000	25,000
(Floating, U.S. Federal Funds +
0.14%), 4.72%, 12/2/24(3)	70,000	70,000
(Floating, U.S. Federal Funds +
0.14%), 4.72%, 12/2/24(3)	19,000	18,997
(Floating, U.S. Federal Funds +
0.15%), 4.73%, 12/2/24(3)	50,000	50,000
(Floating, U.S. Federal Funds +
0.15%), 4.73%, 12/2/24(3)	40,000	40,000
(Floating, U.S. Federal Funds +
0.16%), 4.74%, 12/2/24(3)	70,000	69,994
(Floating, U.S. SOFR + 0.10%),
4.67%, 12/2/24(3)	80,000	80,000
(Floating, U.S. SOFR + 0.10%),
4.67%, 12/2/24(3)	35,000	35,000
(Floating, U.S. SOFR + 0.10%),
4.67%, 12/2/24(3)	27,700	27,700
(Floating, U.S. SOFR + 0.11%),
4.68%, 12/2/24(3)	75,000	75,000
(Floating, U.S. SOFR + 0.11%),
4.68%, 12/2/24(3)	70,000	70,000
(Floating, U.S. SOFR + 0.11%),
4.68%, 12/2/24(3)	40,000	40,000
(Floating, U.S. SOFR + 0.12%),
4.69%, 12/2/24(3)	60,000	60,000
(Floating, U.S. SOFR + 0.12%),
4.69%, 12/2/24(3)	35,000	35,000
(Floating, U.S. SOFR + 0.13%),
4.70%, 12/2/24(3)	95,000	95,000

See Notes to the Financial Statements.

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U . S . G OV E R N M E N T A G E N C I E S - 31. 9% (1)		c o n t i n u e d
Federal Farm Credit Bank – 11.5%	continued
(Floating, U.S. SOFR + 0.13%),
4.70%, 12/2/24(3)	$95,000	$95,000
(Floating, U.S. SOFR + 0.13%),
4.70%, 12/2/24(3)	32,500	32,500
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(3)	148,000	148,009
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(3)	52,000	52,000
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(3)	43,000	43,000
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(3)	40,000	40,000
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(3)	20,000	20,000
(Floating, U.S. SOFR + 0.14%),
4.71%, 12/2/24(3)	35,000	35,000
(Floating, U.S. SOFR + 0.15%),
4.72%, 12/2/24(3)	45,000	45,000
(Floating, U.S. SOFR + 0.15%),
4.72%, 12/2/24(3)	155,000	155,000
(Floating, U.S. SOFR + 0.15%),
4.72%, 12/2/24(3)	117,000	117,009
(Floating, U.S. SOFR + 0.15%),
4.72%, 12/2/24(3)	40,000	40,000
(Floating, U.S. SOFR + 0.15%),
4.72%, 12/2/24(3)	75,000	75,000
(Floating, U.S. SOFR + 0.16%),
4.73%, 12/2/24(3)	20,000	20,000
(Floating, U.S. SOFR + 0.16%),
4.73%, 12/2/24(3)	125,000	125,000
(Floating, U.S. SOFR + 0.16%),
4.73%, 12/2/24(3)	20,000	20,000
(Floating, U.S. SOFR + 0.16%),
4.73%, 12/2/24(3)	260,000	259,988
(Floating, U.S. SOFR + 0.16%),
4.73%, 12/2/24(3)	180,000	180,034
(Floating, U.S. SOFR + 0.16%),
4.73%, 12/2/24(3)	70,000	70,000
(Floating, U.S. SOFR + 0.17%),
4.74%, 12/2/24(3)	142,000	142,000
(Floating, U.S. SOFR + 0.17%),
4.74%, 12/2/24(3)	30,000	30,000
(Floating, U.S. SOFR + 0.17%),
4.74%, 12/2/24(3)	77,000	76,997
(Floating, U.S. SOFR + 0.18%),
4.75%, 12/2/24(3)	180,000	180,000

N O RT H E R N I N S T IT U TI O N A L FU N D S A N N UA L R EP O RT 23 M O NE Y M A R K E T P O RT F O L IO S

S C H E D U L E O F I N V E S T M E N T S

U . S . G OV E R N M E N T S E L E C T P O R T F O L I O c o n t i n u e d

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U . S . G OV E R N M E N T A G E N C I E S - 31. 9% (1)		c o n t i n u e d
Federal Farm Credit Bank – 11.5%	continued
(Floating, U.S. SOFR + 0.18%),
4.75%, 12/2/24(3)	$330,000	$330,000
(Floating, U.S. SOFR + 0.18%),
4.75%, 12/2/24(3)	80,000	79,996
(Floating, U.S. SOFR + 0.19%),
4.76%, 12/2/24(3)	40,000	40,000
		3,744,103
Federal Home Loan Bank – 20.4%
FHLB Bonds,
4.63%, 2/27/25	450,000	449,737
4.63%, 2/27/25	380,000	379,771
4.63%, 3/3/25	150,000	149,917
4.38%, 3/6/25	505,000	504,612
4.00%, 3/27/25	600,000	599,229
5.30%, 5/12/25	320,000	320,000
5.32%, 5/12/25	80,000	80,000
4.40%, 12/12/25	320,000	319,791
FHLB Discount Notes,
4.81%, 2/10/25(2)	100,000	99,059
4.83%, 2/10/25(2)	145,000	143,636
4.81%, 2/11/25(2)	125,000	123,810
4.39%, 2/12/25(2)	285,000	282,440
4.45%, 2/19/25(2)	75,000	74,261
4.42%, 4/3/25(2)	250,000	246,280
4.32%, 4/4/25(2)	134,000	131,990
4.42%, 4/4/25(2)	91,000	89,635
4.41%, 4/11/25(2)	175,000	172,233
4.40%, 4/17/25(2)	440,000	432,733
4.31%, 4/25/25(2)	100,000	98,256
4.26%, 5/2/25(2)	400,000	392,735
4.34%, 5/2/25(2)	155,000	152,185
4.18%, 6/16/25(2)	150,000	146,591
4.21%, 6/16/25(2)	150,000	146,591
FHLB Notes,
(Floating, U.S. SOFR + 0.02%),
4.59%, 12/2/24(3)	85,000	85,000
(Floating, U.S. SOFR + 0.03%),
4.60%, 12/2/24(3)	185,000	185,000
(Floating, U.S. SOFR + 0.03%),
4.60%, 12/2/24(3)	135,000	135,000
(Floating, U.S. SOFR + 0.03%),
4.60%, 12/2/24(3)	100,000	100,000
(Floating, U.S. SOFR + 0.11%),
4.68%, 12/2/24(3)	50,000	50,000

See Notes to the Financial Statements.

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
U . S . G OV E R N M E N T A G E N C I E S - 31. 9% (1)		c o n t i n u e d
Federal Home Loan Bank – 20.4%	continued
(Floating, U.S. SOFR + 0.16%),
4.73%, 12/2/24(3)	$55,000	$55,000
(Floating, U.S. SOFR + 0.16%),
4.73%, 12/2/24(3)	225,000	225,000
(Floating, U.S. SOFR + 0.20%),
4.77%, 12/2/24(3)	150,000	150,000
(Floating, U.S. SOFR + 0.21%),
4.78%, 12/2/24(3)	80,000	80,000
		6,600,492
Total U.S. Government Agencies
(Cost $10,344,595)		10,344,595

U . S . G OV E R N M E N T O B L I GAT I O N S – 16 . 2%
U.S. Treasury Bills – 14.4%
4.93%, 12/5/24(2)	155,000	154,914
4.82%, 12/10/24(2)	155,000	154,807
5.02%, 12/10/24(2)	155,000	154,807
4.82%, 12/12/24(2)	40,000	39,938
5.15%, 12/12/24(2)	150,000	149,766
4.80%, 12/17/24(2)	305,000	304,326
4.81%, 12/17/24(2)	50,000	49,889
5.13%, 12/26/24(2)	275,000	274,018
4.34%, 1/2/25(2)	650,000	647,412
4.46%, 1/9/25(2)	120,000	119,355
5.07%, 1/9/25(2)	221,550	220,358
5.12%, 1/9/25(2)	215,000	213,844
4.15%, 1/14/25(2)	55,125	54,824
4.22%, 1/14/25(2)	320,000	318,254
4.23%, 1/14/25(2)	325,000	323,227
4.16%, 1/21/25(2)	580,000	576,328
4.43%, 1/23/25(2)	75,000	74,501
4.29%, 2/11/25(2)	310,000	307,246
4.27%, 2/18/25(2)	135,000	133,690
4.34%, 2/20/25(2)	90,000	89,105
4.28%, 3/4/25(2)	160,000	158,168
4.23%, 3/18/25(2)	75,000	74,022
4.33%, 5/1/25(2)	80,000	78,542
		4,671,341
U.S. Treasury Notes – 1.8%
5.00%, 9/30/25	150,000	150,948

M O N E Y M A R K E T PO RT F O L I O S 24 N ORT H E R N I N S TI T UT I O N A L F U N D S A N N UA L R E P O RT

PRINCIPAL
AMOUNT	VALUE
(000S)	(000S)

U . S . G OV E R N M E N T O B L I GAT I O N S - 16 . 2 % c o n t i n u e d

U.S. Treasury Notes – 1.8%	continued
5.00%, 10/31/25	$355,000	$357,293
2.25%, 11/15/25	75,000	73,548
		581,789
Total U.S. Government Obligations
(Cost $5,253,130)		5,253,130

Investments, at Amortized Cost
( $15,597,725)		15,597,725

R E P U R C H A S E AG R E E M E N T S – 4 8 . 9% (4)
Barclays Capital, Inc., dated
11/29/24, repurchase price
$1,400,357,
4.59%, 12/2/24	1,400,000	1,400,000
Barclays Capital, Inc., dated
11/29/24, repurchase price
$290,074,
4.59%, 12/2/24	290,000	290,000
Barclays Capital, Inc., dated
11/29/24, repurchase price
$500,127,
4.58%, 12/2/24	500,000	500,000
Barclays Capital, Inc., dated
11/29/24, repurchase price
$525,134,
4.59%, 12/2/24	525,000	525,000
Barclays Capital, Inc., dated
11/8/24, repurchase price
$752,199,
4.59%, 12/6/24(5)	750,000	750,000
Citigroup Global Markets, Inc.,
dated 11/29/24, repurchase
price $365,093,
4.59%, 12/2/24	365,000	365,000
Citigroup Global Markets, Inc.,
dated 11/29/24, repurchase
price $900,229,
4.58%, 12/2/24	900,000	900,000
Federal Reserve Bank of New York,
dated 11/29/24, repurchase
price $1,164,294,
4.55%, 12/2/24	1,164,000	1,164,000
Fixed Income Clearing Corp., dated
11/29/24, repurchase price
$2,500,636,
4.58%, 12/2/24	2,500,000	2,500,000

See Notes to the Financial Statements.

NOVEMBER 30, 2024

	PRINCIPAL
	AMOUNT	VALUE
	(000S)	(000S)
R E P U R C H A S E A G R E E M E N T S - 4 8 . 9% (4) c o n t i n u e d
Fixed Income Clearing Corp., dated
11/29/24, repurchase price
$4,001,018,
4.58%, 12/2/24	$4,000,000	$4,000,000
Fixed Income Clearing Corp., dated
11/29/24, repurchase price
$675,173,
4.60%, 12/2/24	675,000	675,000
JPMorgan Securities LLC, (Floating,
U.S. SOFR + 0.01%), dated
11/29/24, repurchase price
$1,505,856,
4.58%, 12/6/24(6)	1,500,000	1,500,000
Royal Bank of Canada, dated
11/20/24, repurchase price
$500,701,
4.59%, 12/6/24(5)	500,000	500,000
Royal Bank of Canada, dated
11/8/24, repurchase price
$501,469,
4.60%, 12/6/24(5)	500,000	500,000
TD Securities (USA) LLC, dated
11/29/24, repurchase price
$250,064,
4.59%, 12/2/24	250,000	250,000
		15,819,000
Total Repurchase Agreements
(Cost $15,819,000)		15,819,000

Total Investments – 97.0%
(Cost $31,416,725)		31,416,725
Other Assets less Liabilities – 3.0%		968,596
NET ASSETS – 100.0%		$32,385,321

(1)The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.

(2)Discount rate at the time of purchase.

(3)Variable rate security. Rate as of November 30, 2024 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.

N O RT H E R N I N S T IT U TI O N A L FU N D S A N N UA L R EP O RT 25 M O NE Y M A R K E T P O RT F O L IO S

S C H E D U L E O F I N V E S T M E N T S

U . S . G OV E R N M E N T S E L E C T P O R T F O L I O

(4)The nature and terms of the collateral received for the repurchase agreements are as follows:

FAIR
	VALUE	COUPON	MATURITY
NAME	(000S)	RATES	DATES

c o n t i n u e d	NOVEMBER 30, 2024

Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of November 30, 2024:

LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
(000S)	(000S)	(000S)	(000S)

FHLB	$32,942	2.65% — 5.50%	3/13/25 — 11/5/41
FHLMC	1,129,664	0.00% — 8.00%	3/15/28 — 12/1/54
FNMA	1,289,366	0.00% — 7.50%	11/7/25 — 7/1/60
GNMA	1,229,819	1.50% — 8.00%	2/15/25 — 11/20/64
U.S. Treasury Bills	740,204	0.00%	12/10/24 — 5/29/25
U.S. Treasury Bonds	4,292,937	0.00% — 4.63%	1/15/25 — 2/15/54
U.S. Treasury Notes	7,427,801	0.13% — 4.88%	12/2/24 — 11/15/34
TVA	110	2.88% — 4.25%	2/1/27 — 9/15/65
Total	$16,142,843
Investments held by
U.S. Government
Select Portfolio(1)	$—	$31,416,725	$—	$31,416,725

(1)Classifications as defined in the Schedule of Investments.

(5)Maturity date represents the puttable date.

(6)Variable or floating rate security. Rate as of November 30, 2024 is disclosed. Maturity date represents the puttable date.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

FFCB – Federal Farm Credit Bank

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corporation

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

SOFR – Secured Overnight Financing Rate

TVA – Tennessee Valley Authority

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the

See Notes to the Financial Statements.

M O N E Y M A R K E T PO RT F O L I O S 26 N ORT H E R N I N S TI T UT I O N A L F U N D S A N N UA L R E P O RT

M O N E Y M A R K E T P O R T F O L I O S

N O T E S T O T H E F I N A N C I A L S TAT E M E N T S	NOVEMBER 30, 2024

1. O R GA N I Z AT I O N

Northern Institutional Funds (the “Trust”) is a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust includes 5 portfolios as of November 30, 2024, each with its own investment objective (e.g., income consistent with preservation of capital).

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of Northern Trust Corporation, serves as the investment adviser and administrator for all of the portfolios. The Northern Trust Company (“Northern Trust”), an affiliate of NTI, serves as transfer agent, custodian and sub-administrator to the portfolios. Northern Funds Distributors, LLC, not an affiliate of NTI, is the Trust’s distributor.

Presented herein are the financial statements for the following four money market portfolios: Treasury Instruments Portfolio, Treasury Portfolio, U.S. Government Portfolio and U.S. Gov- ernment Select Portfolio (each a “Portfolio” and collectively, the “Portfolios”). Each of these diversified Portfolios is authorized to issue the following three classes of shares: Shares, Service Shares and Premier Shares. The Treasury Instruments Portfolio, Treasury Portfolio and U.S. Government Select Portfolio are each authorized to issue a fourth class of shares: Siebert Williams Shank Shares. Each class is distinguished by the level of administrative and liaison services provided.

Each Portfolio operates as a “government money market fund” under Rule 2a-7 of the 1940 Act.

2 . S I G N I F I C A N T AC C O U N T I N G P O L I C I E S

The Trust, which is an investment company, follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services-Investment Companies.

The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates.

The net asset value (“NAV”) determination of each class of each Portfolio, except the Treasury Instrument Portfolio, and cut-off time for submitting purchase, redemption and exchange requests is at 4:00 p.m. Central time. The NAV determination of each class of the Treasury Instrument Portfolio and cut-off time for submitting purchase, redemption and exchange request is at 1:30 p.m. Central time.

A)VALUATION OF SECURITIES Investments held by the Portfolios are currently valued at amortized cost, which generally approximates fair value in accordance with Rule 2a-7 under the 1940 Act. Under this method, investments purchased at a discount or premium are valued by accreting or amortizing the difference between the original purchase price and maturity value of the issue over the period to effective maturity. Where the Trust’s Board of Trustees (“Board”) believes the extent of any deviation from a Portfolio’s amortized cost price per share may result in material dilution or other unfair results to investors or existing shareholders, the Board will consider what action should be initiated, which may include fair valuing securities in accordance with policies and procedures established by, and subject to oversight of, the Board.

The use of fair valuation involves the risk that the values used by the Portfolios to price their investments may be higher or lower than the values used by other unaffiliated investment companies and investors to price the same investments.

B)REPURCHASE AGREEMENTS To the extent consistent with their respective investment objectives and strategies, the Portfolios may enter into repurchase agreements under the terms of a master repurchase agreement by which the Portfolios purchase securities for cash from a seller and agree to resell those securities to the same seller at a specific price within a specified time or with an indefinite life and liquidity feature, which allows the Portfolios to resell the securities quarterly. The interest rate on such repurchase agreements resets daily. During the term of a repurchase agreement, the fair value of the underlying collateral, including accrued interest, is required to equal or exceed the fair value of the repurchase agreement. The underlying collateral for tri-party repurchase agreements is held in accounts for Northern Trust, as agent of the Portfolios, at The Bank of New York Mellon, State Street Bank and Trust Company or JPMorgan Chase which, in turn, holds securities through the book-entry system at the Federal Reserve Bank of New York. The underlying collateral for other repurchase agreements is held in a customer-only account for Northern Trust, as custodian for the Portfolios, at the Federal Reserve Bank of Chicago. The Portfolios are subject to credit risk on repurchase agreements to the extent that the counterparty fails to perform under the agreement and the value of the collateral received falls below the agreed repurchase price. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of collateral by the Portfolios may be delayed or limited. The Treasury Portfolio, U.S. Government Portfolio and U.S. Government Select Portfolio have entered into such repurchase agreements, as reflected in the accompanying Schedules of Investments.

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Pursuant to exemptive relief granted by the U.S. Securities and Exchange Commission (“SEC”), each Portfolio and certain other money market portfolios advised by NTI and Northern Trust may enter into joint repurchase agreements with non-affiliated counterparties through a master repurchase agreement. NTI administers and manages these joint repurchase agreements in accordance with and as part of its duties under its management agreement with the Portfolios and does not collect any additional fees from the Portfolios for such services. The Portfolios have not entered into such joint repurchase agreements during the period and there were no outstanding joint repurchase agreements at November 30, 2024.

The Portfolios may enter into transactions subject to enforceable netting arrangements (“Netting Arrangements”) under a repurchase agreement. Generally, the Portfolios manage their cash collateral and securities collateral on a counterparty basis. In the event of default where the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the defaulting party, realization of collateral by the Portfolios may be delayed or limited. In addition, the Netting Arrangements provide the right for the non-defaulting party to liquidate the collateral and calculate the net exposure to the defaulting party or request additional collateral. As of November 30, 2024, the Portfolios have not invested in any portfolio securities other than the repurchase agreements described below, with gross exposures on the Statements of Assets and Liabilities, that could be netted subject to Netting Arrangements.

The following table presents the repurchase agreements, which are subject to Netting Arrangements, as well as the collateral delivered related to those repurchase agreements.

			GROSS AMOUNTS NOT OFFSET IN THE
			STATEMENTS OF ASSETS AND LIABILITIES
		GROSS AMOUNTS OF ASSETS
		PRESENTED IN STATEMENTS OF	FINANCIAL	NET
Amounts in thousands	COUNTERPARTY	ASSETS AND LIABILITIES	INSTRUMENTS	AMOUNT*
Treasury	Banco Bilbao Vizcaya Argentaria
	S.A.	$100,000	$(100,000)	$–
	Bank of Montreal	500,000	(500,000)	–
	Barclays Capital, Inc.	8,128,000	(8,128,000)	–
	Canadian Imperial Bank of
	Commerce	1,000,000	(1,000,000)	–
	Citigroup Global Markets, Inc.	215,000	(215,000)	–
	Credit Agricole S.A.	200,000	(200,000)	–
	Federal Reserve Bank of New
	York	6,927,000	(6,927,000)	–
	Fixed Income Clearing Corp.	17,900,000	(17,900,000)	–
	ING Financial Markets LLC	200,000	(200,000)	–
	RBC Dominion Securities	5,000,000	(5,000,000)	–

	Total	$40,170,000	$(40,170,000)	$–

U.S. Government	Bank of America N.A.	$250,000	$(250,000)	$–
	Barclays Capital, Inc.	3,850,000	(3,850,000)	–
	Citigroup Global Markets, Inc.	1,351,000	(1,351,000)	–
	Federal Reserve Bank of New
	York	186,000	(186,000)	–
	Fixed Income Clearing Corp.	4,600,000	(4,600,000)	–
	JPMorgan Securities LLC	600,000	(600,000)	–
	Royal Bank of Canada	900,000	(900,000)	–
	Total	$11,737,000	$(11,737,000)	$–

U.S. Government Select	Barclays Capital, Inc.	$3,465,000	$(3,465,000)	$–
	Citigroup Global Markets, Inc.	1,265,000	(1,265,000)	–
	Federal Reserve Bank of New
	York	1,164,000	(1,164,000)	–

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			GROSS AMOUNTS NOT OFFSET IN THE
			STATEMENTS OF ASSETS AND LIABILITIES
		GROSS AMOUNTS OF ASSETS
		PRESENTED IN STATEMENTS OF	FINANCIAL	NET
Amounts in thousands	COUNTERPARTY	ASSETS AND LIABILITIES	INSTRUMENTS	AMOUNT*
	Fixed Income Clearing Corp.	$ 7,175,000	$ (7,175,000)	$–
	JPMorgan Securities LLC	1,500,000	(1,500,000)	–
	Royal Bank of Canada	1,000,000	(1,000,000)	–
	TD Securities (USA) LLC	250,000	(250,000)	–

	Total	$15,819,000	$(15,819,000)	$–

*Collateral received is reflected up to the fair value of the repurchase agreement. Refer to the Schedules of Investments.

C) INVESTMENT TRANSACTIONS AND INCOME Investment transactions are recorded as of the trade date. The Portfolios determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income, if any, is recognized on an accrual basis and includes amortization of premiums and accretion of discounts. Certain Portfolios may receive dividend income from investment companies. Dividend income, if any, is recognized on the ex-dividend date.

At November 30, 2024, the following reclassifications were recorded:

		ACCUMULATED
	UNDISTRIBUTED	UNDISTRIBUTED
	NET INVESTMENT	NET REALIZED
Amounts in thousands	INCOME (LOSS)	GAINS (LOSSES)
Treasury	$14	$(14)
U.S. Government	2	(2)

The Portfolios allocate all income and realized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class, if applicable.

D)EXPENSES Each Portfolio is charged for those expenses that are directly attributable to the Portfolio. Expenses arising in connection with a class of shares are charged to that class of shares. Expenses incurred that do not specifically relate to an individual Portfolio generally are allocated among all the portfolios in the Trust in proportion to each portfolio’s relative net assets. Expenses are recognized on an accrual basis.

E)DISTRIBUTIONS TO SHAREHOLDERS Distribution of dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. Distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal income tax regulations. The timing and character of distributions determined in accordance with federal income tax regulations may differ from financial statement amounts determined in accordance with U.S. GAAP due to differences in the treatment and recognition of investment income and realized gains and losses. These differences are primarily related to the capital loss carryforwards. Inherent differences in the recognition of income and capital gains for federal income tax purposes, which are permanent, may result in periodic reclassifications in the Portfolios’ capital accounts. These reclassifications may relate to net operating losses and distribution reclassifications. These reclassifications have no impact on the net assets or the NAVs per share of the Portfolios.

U.S. Government Select	2	(2)

F)FEDERAL INCOME TAXES No provision for federal income taxes has been made since each Portfolio’s policy is to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute, each year, substantially all of its taxable income and tax-exempt income to its shareholders.

There were no unused capital loss carryforwards in the Portfolios as of November 30, 2024.

At November 30, 2024, the tax components of undistributed net investment income and realized gains, including amounts declared but not yet paid for federal income tax purposes, were as follows:

	UNDISTRIBUTED
	ORDINARY	LONG-TERM
Amounts in thousands	INCOME (LOSS)*	CAPITAL GAINS (LOSSES)
Treasury Instruments	$ 7,625	$ —
Treasury	322,682	—
U.S. Government	83,927	—
U.S. Government Select	122,456	—

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2024, was as follows:

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	DISTRIBUTIONS FROM
	ORDINARY	LONG-TERM
Amounts in thousands	INCOME (LOSS)*	CAPITAL GAINS (LOSSES)
Treasury Instruments	$ 21,668	$ —
Treasury	4,169,507	—
U.S. Government	1,025,504	—
U.S. Government Select	1,545,374	2

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended November 30, 2023, was as follows:

	DISTRIBUTIONS FROM
	ORDINARY	LONG-TERM
Amounts in thousands	INCOME (LOSS)*	CAPITAL GAINS (LOSSES)
Treasury	$3,250,552	$—
U.S. Government	819,776	—
U.S. Government Select	1,277,755	—

*Ordinary income includes taxable market discount income and short-term capital gains, if any.

As of November 30, 2024, no Portfolio had uncertain tax positions that would require financial statement recognition or disclosure. The Portfolios’ federal tax returns remain subject to examination by the Internal Revenue Service for three years after they are filed. Any interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Portfolios will be recorded as Interest expense and Other expenses, respectively, on the Statements of Operations.

3 . B A N K B O R R O W I N G S

The Trust and Northern Funds, a registered investment company also advised by NTI, jointly entered into a $220,000,000 senior unsecured revolving credit facility on November 13, 2023, which is administered by Citibank, N.A., for liquidity and other purposes (the “Credit Facility”). The interest rate charged under the Credit Facility is equal to the sum of (i) the Federal Funds Rate plus (ii) if Adjusted Term Secured Overnight Financing Rate (SOFR) (but in no event less than 0 percent) on the date of borrowing exceeds such Federal Funds Rate, the amount by which it so exceeds, plus (iii) 1.00 percent per annum. In addition, there is an annual commitment fee of 0.15 percent on the average undrawn portion of the credit line under the Credit Facility, payable quarterly in arrears, which is included in Other expenses on the Statements of Operations, and on maturity or termination of the Credit Facility. The Credit Facility expired on November 7, 2024.

At a meeting held on August 15, 2024, the Board approved an agreement to replace the Credit Facility (as replaced, the “New Credit Facility”). The New Credit Facility is $185,000,000 senior unsecured revolving credit facility. The interest rate charged under the New Credit Facility is the same as it was for the Credit Facility. In addition, there is an annual commitment fee of 0.15 percent on the average unused portion of the credit line under the New Credit Facility, payable quarterly in arrears and on maturity or termination of the New Credit Facility. The New Credit Facility went into effect on November 8, 2024 and will expire on November 7, 2025, unless renewed.

The Portfolios did not have any borrowings or incur any interest expense for the fiscal year ended November 30, 2024. There were no outstanding loan amounts at November 30, 2024.

4 . M A N A G E M E N T A N D O T H E R AG R E E M E N T S

As compensation for advisory and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rates set forth in the table below (expressed as a percentage of each Portfolio’s average daily net assets).

NTI has contractually agreed to reimburse a portion of the operating expenses of each Portfolio or Class so that after such reimbursement the total annual fund operating expenses of the Portfolio or Class expressed as a percentage of average daily net assets shall not exceed the corresponding amount set forth below, excluding (i) acquired fund fees and expenses; (ii) service fees; (iii) the compensation paid to each Trustee of the Trust that is not an “interested person” (as defined in the 1940 Act); (iv) expenses of third party consultants engaged by the Board; (v) membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum; (vi) expenses in connection with the negotiation and renewal of the revolving credit facility; and (vii) extraordinary expenses and interest. The total annual portfolio operating expenses after expense reimbursement for each Portfolio may be higher than the contractual limitation as a result of certain excepted expenses that are not reimbursed. The amount of the reimbursement is included in Less expenses contractually reimbursed by investment adviser as a reduction to Total Expenses in the Statements of Operations. The contractual expense reimbursement receivables at November 30, 2024 were approximately $19,000, $770,000, $286,000 and $221,000 for the Treasury Instruments, Treasury, U.S. Government and

U.S. Government Select Portfolios, respectively, and are shown as part of Receivable from investment adviser in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI.

At November 30, 2024, the annual management fees and contractual expense limitations for the Portfolios were based on the following annual rates as set forth in the table below.

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	CONTRACTUAL
	ANNUAL	EXPENSE
	MANAGEMENT FEES	LIMITATIONS
Treasury Instruments	0.16%	0.18%
Treasury	0.13%	0.15%
U.S. Government	0.23%	0.25%
U.S. Government Select	0.18%	0.20%

The contractual expense reimbursement arrangements described above may not be terminated before April 1, 2025 (June 11, 2025 for Treasury Instruments Portfolio) without the approval of the Board. The contractual expense reimbursement arrangements will continue automatically for periods of one-year, except that with respect to Treasury Instruments Portfolio the arrangement will continue automatically for a period through April 1, 2026 and thereafter automatically for periods of one year (each such one-year period, a “Renewal Year”). The arrangements may be terminated, as to any succeeding Renewal Year, by NTI or a Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board may terminate the contractual arrangements at any time with respect to a Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

Service providers to a Portfolio, including the Portfolio’s adviser and/or its affiliates may, from time to time, voluntarily waive all or a portion of any fees to which they are entitled and/or reimburse certain expenses, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time without notice. There is no guarantee that a Portfolio will be able to avoid a negative yield or maintain a specified minimum yield.

During the fiscal year ended November 30, 2024, NTI voluntarily reimbursed expenses for the Treasury Instruments and

U.S. Government Select Portfolios. Portfolio level expenses reimbursed by NTI were allocated among the share classes in proportion to the relative net assets of each class. The amounts reimbursed by NTI are shown as Less expenses voluntarily reimbursed by investment adviser in the Statements of Operations. The voluntary expense reimbursement receivables at November 30, 2024 were approximately $232,000 and $813,000 for the Treasury Instruments and U.S. Government Select Portfolios, respectively, and are included as part of Receivable from investment adviser in the Statements of Assets and Liabilities. Any such reimbursement is paid monthly to the Portfolios by NTI. There were no voluntary expense reimbursement receivables at November 30, 2024 for Treasury or U.S. Government Portfolios.

Amounts waived or reimbursed by NTI pursuant to voluntary or contractual agreements may not be recouped by NTI at any time in the future for prior fiscal years.

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As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a fee, accrued daily and payable monthly, at an annual rate of 0.015 percent of the average daily net assets for all share classes of each Portfolio.

NTI has entered into a sub-administration agreement with Northern Trust, pursuant to which Northern Trust performs certain administrative services for the Portfolios. NTI pays Northern Trust for its sub-administration services out of NTI’s management fees.

For compensation as custodian, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

On a daily basis a Portfolio can hold a cash surplus. Maintaining cash positions may also subject the Portfolios to additional risks, such as increased counterparty risk exposure to the custodian bank holding the assets held in cash.

Northern Funds Distributors, LLC, the distributor for the Portfolios, received no compensation from the Portfolios under its distribution agreement. However, it received compensation from NTI for its services as distributor pursuant to a separate letter agreement between it and NTI.

Under the Service Plan for Premier Shares, the Trust has entered into a servicing agreement with Northern Trust under which Northern Trust has agreed to provide certain shareholder account, administrative and other service functions to its customers who are shareholders of the Premier Shares of the Treasury Instrument and Treasury Portfolios. In exchange for these services, Northern Trust, as servicing agent, receives a fee, accrued daily and payable monthly, at an annual rate of 0.05 percent of the average daily net assets of the Premier Shares of the Treasury Instrument and Treasury Portfolios.

Certain officers of the Trust are also officers of Northern Trust and NTI. All officers serve without compensation from the Portfolios. The Trust provided a deferred compensation plan for its Trustees who are not officers of Northern Trust or NTI. Prior to August 22, 2013, under the deferred compensation plan, Trustees may have elected to defer all or a portion of their compensation. Effective August 22, 2013, the Trustees may no longer defer their compensation. Any amounts deferred and invested under the plan shall remain invested pursuant to the terms of the plan. Each Trustee’s account shall be deemed to be invested in shares of the U.S. Government Portfolio of the Trust and/or the Global Tactical Asset Allocation Fund of Northern Funds and/or at the discretion of the Trust, another money market fund selected by the Trust that complies with the provisions of Rule 2a-7 under the 1940 Act or one or more short-term fixed income instruments selected by the Trust that are

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“eligible securities” as defined by that rule. The net investment income, gains and losses achieved by such deemed investment shall be credited to the Trustee’s account as provided in the plan.

5 . R E L AT E D PA R T Y T R A N S AC T I O N S

The Portfolios are permitted to purchase and sell securities from or to certain affiliated funds or portfolios under specified conditions outlined in Rule 17a-7 Procedures adopted by the Board. The procedures have been designed to seek to ensure that any purchase or sale of securities by a Portfolio from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each transaction is effected at the current market price as defined in the Rule 17a-7 Procedures. For the fiscal year ended November 30, 2024, the Portfolios did not have any purchases and/or sales of securities from an affiliated entity.

Certain uninvested cash balances of the Portfolios may receive a return from Northern Trust based on a market return it receives less an administrative fee. These amounts, if any, are shown on the Portfolios’ Statements of Operations as Income from affiliates.

During the fiscal year ended November 30, 2023, the Treasury Portfolio and the U.S. Government Select Portfolio received reimbursements from Northern Trust of approximately $36,000 and $2,000, respectively, in connection with errors. These reimbursements are included in Net investment income in the Statements of Changes in Net Assets and Financial Highlights. The cash contributions represent less than $0.01 per share and had no effect on each Portfolio’s total return.

6 . I N V E S T M E N T T R A N S AC T I O N S

At November 30, 2024, for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation (depreciation) on investments and the cost basis of investments were as follows:

			NET	COST
Amounts in	UNREALIZED	UNREALIZED	APPRECIATION	BASIS OF
thousands	APPRECIATION DEPRECIATION (DEPRECIATION) INVESTMENTS
Treasury
Instruments	$—	$ —	$ —	$ 2,138,603
Treasury	—	(81)	(81)	83,596,356
U.S. Government	—	(34)	(34)	22,921,267
U.S. Government
Select	—	—	—	31,416,725

7. C A P I TA L S H A R E T R A N S AC T I O N S

Transactions in Shares for the fiscal year ended November 30, 2024, were as follows:

				NET
	PROCEEDS	REINVESTMENTS	PAYMENTS	INCREASE
Amounts in	FROM	OF	FOR SHARES	(DECREASE)
thousands*	SHARES SOLD	DIVIDENDS	REDEEMED	IN NET ASSETS
Treasury
Instruments**	$ 424,000	$ 1,357	$(2,300)	$ 423,057
Treasury	129,889,130	260,252	(125,884,744)	4,264,638
U.S. Government	259,036,453	918	(254,199,999)	4,837,372
U.S. Government
Select	313,032,096	77,745	(309,316,199)	3,793,642

*The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

**Commenced class operations on October 7, 2024.

Transactions in Shares for the fiscal year ended November 30, 2023, were as follows:

				NET
	PROCEEDS	REINVESTMENTS	PAYMENTS	INCREASE
Amounts in	FROM	OF	FOR SHARES	(DECREASE)
thousands*	SHARES SOLD	DIVIDENDS	REDEEMED	IN NET ASSETS
Treasury	$ 89,346,427	$165,034	$ (85,968,592)	$ 3,542,869
U.S. Government	238,883,114	664	(239,904,775)	(1,020,997)
U.S. Government
Select	227,823,034	44,865	(227,157,883)	710,016

*The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the fiscal year ended November 30, 2024, were as follows:

			PAYMENTS	NET INCREASE
Amounts in	PROCEEDS FROM	REINVESTMENT	FOR SHARES	(DECREASE)
thousands*	SHARES SOLD	OF DIVIDENDS	REDEEMED	IN NET ASSETS
U.S. Government
Select	$320,258	$543	$(333,616)	$(12,815)

*The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Service Shares for the fiscal year ended November 30, 2023, were as follows:

			PAYMENTS	NET INCREASE
Amounts in	PROCEEDS FROM	REINVESTMENT	FOR SHARES	(DECREASE)
thousands*	SHARES SOLD	OF DIVIDENDS	REDEEMED	IN NET ASSETS
U.S. Government
Select	$607,204	$2,167	$(640,743)	$(31,372)

*The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

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Transactions in Premier Shares for the fiscal year ended November 30, 2024, were as follows:

			PAYMENTS	NET INCREASE
Amounts in	PROCEEDS FROM	REINVESTMENT	FOR SHARES	(DECREASE)
thousands*	SHARES SOLD	OF DIVIDENDS	REDEEMED	IN NET ASSETS
Treasury
Instruments** $ 3,951,149		$—	$ (2,242,516)	$ 1,708,633
Treasury	728,168,912	—	(717,319,168)	10,849,744

*The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

**Commenced class operations on June 11, 2024.

Transactions in Premier Shares for the fiscal year ended November 30, 2023, were as follows:

			PAYMENTS	NET INCREASE
Amounts in	PROCEEDS FROM	REINVESTMENT	FOR SHARES	(DECREASE)
thousands*	SHARES SOLD	OF DIVIDENDS	REDEEMED	IN NET ASSETS
Treasury	$681,309,799	$—	$(679,126,473)	$2,183,326

*The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Siebert Williams Shank Shares for the fiscal year ended November 30, 2024, were as follows:

			PAYMENTS	NET INCREASE
Amounts in	PROCEEDS FROM	REINVESTMENT	FOR SHARES	(DECREASE)
thousands*	SHARES SOLD	OF DIVIDENDS	REDEEMED	IN NET ASSETS
Treasury	$15,976,342	$33,158	$(17,046,441)	$(1,036,941)
U.S. Government
Select	13,951,817	50,375	(14,031,660)	(29,468)

*The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

Transactions in Siebert Williams Shank Shares for the fiscal year ended November 30, 2023, were as follows:

			PAYMENTS	NET INCREASE
Amounts in	PROCEEDS FROM	REINVESTMENT	FOR SHARES	(DECREASE)
thousands*	SHARES SOLD	OF DIVIDENDS	REDEEMED	IN NET ASSETS
Treasury	$ 16,974,033	$64,291	$(15,822,320)	$1,216,004
U.S. Government
Select	22,733,552	66,093	(21,347,978)	1,451,667

*The number of shares sold, reinvested and redeemed approximates the dollar amount of transactions.

8 . I N D E M N I F I C AT I O N S A N D WA R R A N T I E S

In the ordinary course of their business, the Portfolios may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Portfolios. The maximum exposure to the Portfolios under these provisions is unknown, as this would

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involve future claims that have not yet occurred. However, the Portfolios have not had prior claims or losses pursuant to these contracts and believe the risk of loss to be remote.

9 . N E W AC C O U N T I N G P R O N O U N C E M E N T S

In November 2023, the FASB issued ASU 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”),” which enhances disclosure requirements about significant segment expenses that are regularly provided to the chief operating decision maker (the “CODM”). ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the CODM and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and

(iii)provides the ability for a public entity to elect more than one performance measure. ASU 2023-07 is effective for the fiscal years beginning after December 15, 2023, and interim periods in fiscal years beginning after December 15, 2024. Early adoption is permitted and retrospective adoption is required for all prior periods presented. Management is currently assessing the impact of this guidance, however, management does not expect a material impact on their financial statements.

10 . S U B S E Q U E N T E V E N T S

Management has evaluated subsequent events for the Portfolios through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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R E P O R T O F I N D E P E N D E N T R E G I S T E R E D P U B L I C AC C O U N T I N G F I R M

To the Shareholders and the Board of Trustees of Northern Institutional Funds

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Northern Institutional Funds, comprising the Treasury Instruments Portfolio, Treasury Portfolio, U.S. Government Portfolio, and U.S. Government Select Portfolio (collectively, the “Funds”), including the schedules of investments, as of November 30, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended for Treasury Portfolio, U.S. Government Portfolio, and U.S. Government Select Portfolio; the related statements of operations, changes in net assets, and financial highlights for the period from June 11, 2024 (commencement of investment operations) through November 30, 2024 for Treasury Instruments Portfolio; and the related notes.

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Treasury Portfolio, U.S. Government Portfolio, and U.S. Government Select Portfolio as of November 30, 2024, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of Treasury Instruments Portfolio as of November 30, 2024; and the results of its operations, changes in its net assets, and the financial highlights for Treasury Instruments Portfolio for the period from June 11, 2024 (commencement of investment operations) through November 30, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of November 30, 2024, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Chicago, Illinois

January 23, 2025

We have served as the auditor of one or more Northern Trust investment companies since 2002.

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TA X A N D D I S T R I B U T I O N I N F O R M AT I O N	NOVEMBER 30, 2024 (UNAUDITED)

The American Jobs Creation Act (Sec. 871(k)) allows a regulated investment company to designate Qualified Interest Income (“QII”) related dividends and qualified short-term capital gains that are exempt from U.S. withholding taxes for foreign investors, not considered U.S. persons. The Trust has designated the following percentages of income of the respective Portfolios as QII for the fiscal year ended November 30, 2024:

Treasury Instruments	100%
Treasury	100%
U.S. Government	100%
U.S. Government Select	100%

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F O R M N - C S R - I T E M S 8 - 11	NOVEMBER 30, 2024 (UNAUDITED)

I t e m 8 . C h a n g e s i n a n d D i s a g r e e m e n t s w i t h A c c o u n t a n t s f o r O p e n - E n d M a n a g e m e n t

I n v e s t m e n t C o m p a n i e s .

There were no changes in and disagreements with accountants on accounting and financial disclosure for the reporting period.

I t e m 9 . P r ox y D i s c l o s u r e s f o r O p e n - E n d M a n a g e m e n t I n v e s t m e n t C o m p a n i e s .

There were no matters submitted during the period covered by the report to a vote of shareholders, through the solicitation of proxies or otherwise.

I t e m 10 . R e m u n e r a t i o n P a i d t o D i r e c t o r s , O f f i c e r s , a n d O t h e r s o f O p e n - E n d

M a n a g e m e n t I n v e s t m e n t C o m p a n i e s .

The information is disclosed as part of the financial statements for each Fund as part of Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

I t e m 11. S t a t e m e n t R e g a r d i n g B a s i s f o r

A p p r o v a l o f I n v e s t m e n t A d v i s o r y C o n t r a c t .

Not applicable for the Treasury Portfolio, U.S. Government Portfolio or U.S. Government Select Portfolio. See next page for Statement Regarding Basis for Approval of Investment Advisory Contract for the Treasury Instruments Portfolio.

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S TAT E M E N T R E GA R D I N G B A S I S F O R A P P R OVA L O F I N V E S T M E N T A DV I S O RY C O N T R AC T

NOVEMBER 30, 2024 (UNAUDITED)

Board Considerations relating to the Approval of NIF Management Agreement

Treasury Instruments Portfolio

At an in-person meeting held on May 15-16, 2024 (the “Contract Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of Northern Institutional Funds (the “Trust”), including all of the Trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (“Independent Trustees”) voting separately, reviewed and approved the investment management agreement, as proposed to be amended (the “Management Agreement”), between Northern Trust Investments, Inc. (“Northern”) and the Trust, on behalf of the Treasury Instruments Portfolio (the “Portfolio”).

In advance of, and at the Contract Meeting, the Trustees received, considered and discussed a variety of information relating to the Management Agreement, Northern and Northern’s affiliates. This information included written materials and verbal presentations at an in-person Board meeting held on February 28-29, 2024 (the “February Meeting”), and an executive session of the Independent Trustees held via videoconference on April 16, 2024 (the “April Meeting”). At the Contract Meeting, the Trustees considered these reports and presentations and discussed the information that had been provided. Throughout the process, the Trustees asked questions of and requested additional information from Northern. In connection with their deliberations, the Independent Trustees met separately with and were advised by their independent legal counsel, and received a memorandum from their independent legal counsel regarding their responsibilities under applicable law. They met in executive sessions at the Contract Meeting and at each of the other Board meetings with their independent legal counsel without employees of Northern or interested Trustee present.

In evaluating the Management Agreement, the Independent Trustees discussed Northern’s reports, presentations and other information that had been provided to them at the February and April Meetings and at the Contract Meeting, as well as their interactions with, and information provided by, Northern throughout the year and in past years at various meetings. The Trustees noted that the Portfolio had initially been created in 2017 but had not commenced operations and at this time Northern was seeking to launch various share classes of the Portfolio.

The Trustees reviewed and assessed, among other things, information relating to: (i) the nature, extent and quality of the services to be provided by Northern; (ii) the proposed contractual management fee rate (before fee waivers and expense reimbursements), actual advisory fee rate (after fee waivers and expense reimbursements), and estimated total expense ratios (after fee waivers and expense reimbursements) of the Portfolio, including in comparison to those borne by a group of comparable peer funds (“Expense Group”) selected by an independent third-party provider of mutual fund data (“Data Provider”); (iii)

the extent to which economies of scale may be realized as the Portfolio grows; (iv) any fall-out benefits to Northern and its affiliates as a result of Northern’s relationship with the Portfolio; and (v) other factors deemed relevant by the Trustees.

In addition, the Board reviewed, among other things, materials relating to: (i) compliance reports; (ii) information about Northern’s and its affiliates’ risk management processes, stress testing, credit research, business continuity and cyber-security programs; (iii) the qualifications of Northern and its affiliates to provide services to the Portfolio, including Northern’s staffing for the Portfolio and information on the portfolio managers, credit research and other personnel as well as Northern’s and its affiliates’ financial resources and Northern’s ability to attract and retain portfolio management talent; and (iv) Northern’s and its affiliates’ investments in technology to benefit the Portfolio.

The Trustees were provided with information on the construction of the Expense Group for the Portfolio by the Data Provider. In considering the Management Agreement, the Trustees also considered conditions and trends prevailing generally in the economy, the securities markets, and the industry. In evaluating the Management Agreement for the Portfolio, the Trustees gave weight to various factors including those discussed below but did not identify any single factor as controlling their decision, and each Trustee may have attributed different weight to different factors.

Nature, Extent and Quality of Services

The Trustees considered, as part of their review, the nature, extent and quality of the services to be provided by Northern to the Portfolio, including both the investment advisory services, and separately the administrative and other non-advisory services that are to be provided to the Portfolio by Northern and its affiliates. These services include acting as the Portfolio’s administrator and sub-administrator, custodian and transfer agent and providing other services necessary for the operation of the Portfolio and the Trust. The Trustees considered that the Management Agreement encompassed both the advisory and administrative functions being rendered by Northern and its affiliates.

The Trustees considered, in evaluating whether to approve the Management Agreement, that subject to the supervision of the Board of Trustees, Northern is responsible for the management of the investment operations of the Portfolio and the composition of the Portfolio’s assets, including the day-to-day portfolio management of the Portfolio. The Trustees discussed that, under the Management Agreement, Northern was responsible for, among other things: (i) furnishing a continuous investment program for the Portfolio; (ii) determining what investments or securities will be purchased, retained or sold by the Portfolio, what portion of the Portfolio’s assets will be invested or held uninvested as cash; (iii) trading the assets of the Portfolio with broker-dealers selected by Northern, including using Northern’s best judgment to obtain the best overall terms available in

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c o n t i n u e d

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executing portfolio transactions; (iv) reviewing and preparing Portfolio regulatory documents; and (v) monitoring for anticipated purchases and redemptions of Portfolio shares.

The Trustees considered the strength of Northern’s and its affiliates’ risk management processes, including with respect to Northern’s regular reporting on stress testing of the Trust’s other series overseen by the Trustees. The Trustees also considered Northern’s and its affiliates’ significant commitments to address regulatory compliance requirements applicable to the Portfolio, including recently adopted rule and form amendments by the U.S. Securities and Exchange Commission impacting money market funds. They considered information regarding the effectiveness and resources of the compliance team, including maintaining and monitoring Northern’s and the Trust’s compliance programs. They also considered the quality of Northern’s compliance oversight program with respect to all of the Portfolio’s service providers.

The Trustees considered ongoing expenditures made by Northern and its affiliates to continue improving the quality and scope of their services to their registered funds. The Trustees reviewed the administrative services to be provided to the Portfolio by Northern and its affiliates, including its oversight of the Portfolio’s day-to-day custodial, transfer agency and fund accounting operations. The Trustees took into account that the Portfolio is a “government money market fund” regulated under Rule 2a-7 that seeks to maintain a stable net asset value.

The Trustees considered the qualifications, background and responsibilities of Northern’s senior management and investment personnel. They noted Northern’s recruitment and retention plans for attracting high quality investment professionals, as well as its portfolio management compensation structure. The Trustees also considered the financial position and stability of Northern Trust, the corporate parent of Northern and its affiliates.

Following consideration of such information, the Board was satisfied with the nature, extent and quality of services to be provided by Northern and its affiliates to the Portfolio and its shareholders.

Performance

The Board noted that, as the Portfolio had not yet commenced investment operations, there was no investment performance for the Portfolio. The Board considered the performance of other government money market funds managed by Northern and overseen by the Board.

Fee Rates, Costs of Services and Profitability

The Trustees evaluated the Portfolio’s proposed contractual management fee rates (before fee waivers and expense reimbursements) and actual advisory fee rates (after fee waivers and expense reimbursements); the Portfolio’s estimated total operating expense ratios (after fee waivers and expense reimbursements); and Northern’s contractual commitments to limit total annual fund operating expenses with respect to the Portfolio. In this regard, the Trustees considered Northern’s proposal, in connection with the launch of the Portfolio, to lower the Portfolio’s contractual management fee rate, lower each class’s expense cap, and add a service fee to Premier Shares of the Portfolio.

The Trustees reviewed information on the proposed management fee rates to be paid by the Portfolio under the Management Agreement and the Portfolio’s estimated total operating expense ratios compared to the Portfolio’s Expense Group. Total operating expenses (after fee waivers and expense reimbursements, if any) for comparative consistency, were shown by the Data Provider for the Portfolio’s Shares and Premier classes. The Trustees noted that the contractual management fee rates used by the Data Provider represent a combination of the advisory fee and any administrative fees. The Trustees further noted that the Portfolio’s actual advisory fee rate represents a combination of advisory fees and administrative fees, but some of the actual advisory fee rates used by the Data Provider for funds in the Expense Group present administrative fees separately from, and not included within, the actual advisory fee rates for those funds. As a result, the Portfolio’s actual advisory fee rates may appear higher than the actual advisory fee rates of funds that do not include administrative fees. The Board considered that comparative fee and expense data is based upon information taken from the most recent annual shareholder report available to the Data Provider for the funds that comprise the Portfolio’s Expense Group, and Northern’s discussion of how such reports reflect historical asset levels and differing levels of fee waivers across varying fiscal years that may be quite different from those currently existing, particularly in a period of changing interest rates. While recognizing such inherent limitations, and the fact that expense ratios and management rates generally increase as assets decline and decrease as assets grow, the Board believed the independent analysis conducted by the Data Provider to be an appropriate measure of comparative fees and expenses.

The Trustees noted the Portfolio’s contractual management fee rate (before fee waivers and reimbursements) was in the second quintile of its Expense Group, actual advisory fee rate (after fee waivers/reimbursements) was in the fifth quintile of its Expense Group, and that the Portfolio’s Shares and Premier classes’ estimated total operating expense ratios (after fee waivers and expense reimbursements) were in the second and fourth quintiles, respectively, of the Expense Group. With respect to the comparative total operating expenses for Premier class, the Trustees noted that only one other fund in the Expense Group included a service fee.

The Trustees took into account Northern’s discussion of the Portfolio’s expenses and that Northern had agreed to reimburse expenses and/or waive fees for the Portfolio to maintain a specified level of total net operating expenses. The Trustees also considered the management fees charged by Northern to other

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similarly managed funds and client accounts. Following these comparisons and upon further consideration and discussion of the foregoing, the Trustees concluded that the proposed compensation payable by the Portfolio under the Management Agreement was fair and reasonable in light of the services provided.

The Board then noted that Northern (and its affiliates) could not report any financial results from their relationships with the Portfolio because the Portfolio has not yet commenced investment operations, and thus, the Board could not evaluate Northern’s (or its affiliates’) profitability with respect to the Portfolio.

Economies of Scale

The Trustees considered the extent to which economies of scale would be realized as the Portfolio grows and whether fee levels reflected these economies of scale for the benefit of shareholders. The Trustees noted that the management fee of the Portfolio did not have breakpoints. They took into account management’s discussion of the Portfolio’s management fee structure and considered Northern’s view that the Portfolio was anticipated to share in economies of scale through the level at which the Portfolio’s management fees are proposed to be set and through Northern’s proposed contractual expense reimbursement agreement to limit total fund operating expenses for the Portfolio, and therefore breakpoints were not necessary at this time.

Based on the foregoing, the Trustees determined that the

Portfolio’s proposed management fee structure was reasonable.

Fall Out and Other Benefits to Northern

The Trustees reviewed other benefits accruing to Northern and its affiliates as a result of its relationship with the Portfolio. Those benefits include fees to be received by the affiliates for transfer agency, custodial and sub-administrative functions, for which the Board reviewed the nature, extent, and quality of the services provided to other series of the Trust overseen by the Board at its February Meeting, as well as shareholder servicing fees from the Premier Shares of the Portfolio. In addition, the Trustees considered that many of the Portfolio’s potential investors have other client relationships with Northern’s affiliates.

Conclusion

After deliberation and based on its review, including consideration of each of the factors referenced above, the Board determined, in the exercise of its reasonable business judgment, that the proposed compensation to be paid under the Management Agreement is fair and reasonable in light of the services to be provided and such other matters as the Board considered relevant in the exercise of reasonable business judgment. After full consideration of the above factors as well as other factors, the Board, including the Independent Trustees, unanimously approved the Management Agreement on behalf of the Portfolio.

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T H I S PAG E I N T E N T I O N A L LY L E F T B L A N K

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T H I S PAG E I N T E N T I O N A L LY L E F T B L A N K

41

50 SOUTH LASALLE STREET

P.O. BOX 75986

CHICAGO, ILLINOIS 60675-5986

800-637-1380

NORTHERNTRUST.COM/INSTITUTIONAL

©2025 Northern Institutional Funds

NIF ANR MM (1/25)

(b) Included as part of the Financial Statements under Item 7(a) of this Form N-CSR.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included as part of the Financial Statements under Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that would require disclosure herein.

Item 16. Controls and Procedures.

 (a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Incorporated by reference to Exhibit 13(a)(1) to the report filed on February 5, 2020 (Accession Number 000193125-20-025157).

(a)(2) Not applicable.

(a)(3) Certifications of the Registrant pursuant to Rule 30a-2(a) under the Act are filed herewith.

(a)(4) Not applicable.

(a)(5) There has been no change to the registrant's independent public accountant during the reporting period.

(b) Certifications of the Registrant pursuant to Rule 30a-2(b) under the Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Kevin P. O'Rourke
Kevin P. O'Rourke, President
(Principal Executive Officer)

Date: January 31, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin P. O'Rourke
Kevin P. O'Rourke, President
(Principal Executive Officer)

Date: January 31, 2025

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date: January 31, 2025